WESTERN ASSET SHORT-TERM BOND FUND

Schedule of Investments (unaudited)	March 31, 2023

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
CORPORATE BONDS & NOTES - 51.5%
COMMUNICATION SERVICES - 5.4%
Diversified Telecommunication Services - 2.1%
AT&T Inc., Senior Notes	0.900%	3/25/24	$4,110,000	$3,932,651
AT&T Inc., Senior Notes	1.700%	3/25/26	1,200,000	1,104,565
NTT Finance Corp., Senior Notes	0.583%	3/1/24	2,760,000	2,647,090	(a)
Verizon Communications Inc., Senior Notes	0.750%	3/22/24	1,560,000	1,496,533
Verizon Communications Inc., Senior Notes	3.376%	2/15/25	2,070,000	2,028,540
Verizon Communications Inc., Senior Notes	1.450%	3/20/26	1,250,000	1,150,646
Verizon Communications Inc., Senior Notes	4.125%	3/16/27	3,430,000	3,401,938
Verizon Communications Inc., Senior Notes	4.329%	9/21/28	762,000	753,630

Total Diversified Telecommunication Services				16,515,593

Entertainment - 0.5%
Warnermedia Holdings Inc., Senior Notes	3.638%	3/15/25	2,300,000	2,223,206	(a)
Warnermedia Holdings Inc., Senior Notes	6.412%	3/15/26	350,000	351,873
Warnermedia Holdings Inc., Senior Notes	3.755%	3/15/27	1,540,000	1,451,565	(a)

Total Entertainment				4,026,644

Interactive Media & Services - 0.0%††
Alphabet Inc., Senior Notes	0.450%	8/15/25	370,000	339,532

Media - 1.9%
CCO Holdings LLC/CCO Holdings Capital Corp., Senior Notes	5.125%	5/1/27	2,700,000	2,554,848	(a)
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., Senior Secured Notes	4.500%	2/1/24	1,330,000	1,317,077
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., Senior Secured Notes	4.908%	7/23/25	5,390,000	5,338,384
Comcast Corp., Senior Notes	3.950%	10/15/25	2,810,000	2,779,595
Comcast Corp., Senior Notes	3.150%	3/1/26	70,000	67,917
DISH DBS Corp., Senior Notes	5.875%	11/15/24	250,000	223,200
DISH DBS Corp., Senior Secured Notes	5.250%	12/1/26	100,000	79,977	(a)
Fox Corp., Senior Notes	4.030%	1/25/24	2,610,000	2,582,372

Total Media				14,943,370

Wireless Telecommunication Services - 0.9%
CSC Holdings LLC, Senior Notes	6.500%	2/1/29	1,200,000	997,701	(a)
T-Mobile USA Inc., Senior Notes	3.500%	4/15/25	1,480,000	1,439,423
T-Mobile USA Inc., Senior Notes	2.250%	2/15/26	4,320,000	4,021,751

See Notes to Schedule of Investments.

Western Asset Short-Term Bond Fund 2023 Quarterly Report	1

WESTERN ASSET SHORT-TERM BOND FUND

Schedule of Investments (unaudited) (cont’d)	March 31, 2023

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE

Wireless Telecommunication Services - (continued)
T-Mobile USA Inc., Senior Notes	4.750%	2/1/28	$900,000	$889,298
T-Mobile USA Inc., Senior Notes	3.375%	4/15/29	70,000	63,881

Total Wireless Telecommunication Services				7,412,054

TOTAL COMMUNICATION SERVICES				43,237,193

CONSUMER DISCRETIONARY - 4.5%
Automobiles - 2.5%
American Honda Finance Corp., Senior Notes	2.400%	6/27/24	2,530,000	2,456,125
BMW US Capital LLC, Senior Notes	0.800%	4/1/24	1,460,000	1,400,898	(a)
Daimler Finance North America LLC, Senior Notes	0.750%	3/1/24	1,590,000	1,526,744	(a)
Ford Motor Credit Co. LLC, Senior Notes	3.375%	11/13/25	970,000	910,456
Ford Motor Credit Co. LLC, Senior Notes	4.950%	5/28/27	1,150,000	1,098,595
General Motors Financial Co. Inc., Senior Notes	3.950%	4/13/24	1,070,000	1,054,507
General Motors Financial Co. Inc., Senior Notes	2.750%	6/20/25	2,820,000	2,671,455
Hyundai Capital America, Senior Notes	1.250%	9/18/23	2,150,000	2,105,794	(a)
Nissan Motor Co. Ltd., Senior Notes	3.043%	9/15/23	2,940,000	2,896,553	(a)
Toyota Motor Corp., Senior Notes	0.681%	3/25/24	3,860,000	3,698,674

Total Automobiles				19,819,801

Broadline Retail - 0.5%
Amazon.com Inc., Senior Notes	0.400%	6/3/23	300,000	297,688
Amazon.com Inc., Senior Notes	0.450%	5/12/24	1,980,000	1,898,145
Amazon.com Inc., Senior Notes	3.000%	4/13/25	770,000	751,339
Amazon.com Inc., Senior Notes	0.800%	6/3/25	650,000	605,024
Amazon.com Inc., Senior Notes	3.300%	4/13/27	590,000	571,286

Total Broadline Retail				4,123,482

Hotels, Restaurants & Leisure - 0.9%
Las Vegas Sands Corp., Senior Notes	3.200%	8/8/24	210,000	203,292
Las Vegas Sands Corp., Senior Notes	2.900%	6/25/25	2,570,000	2,443,640
Marriott International Inc., Senior Notes	3.600%	4/15/24	1,230,000	1,207,117
McDonald’s Corp., Senior Notes	3.300%	7/1/25	440,000	431,134
McDonald’s Corp., Senior Notes	1.450%	9/1/25	1,240,000	1,155,326
McDonald’s Corp., Senior Notes	3.700%	1/30/26	660,000	649,106
McDonald’s Corp., Senior Notes	3.500%	3/1/27	230,000	223,114
Sands China Ltd., Senior Notes	2.800%	3/8/27	420,000	360,668
Sands China Ltd., Senior Notes	3.350%	3/8/29	200,000	166,297

Total Hotels, Restaurants & Leisure				6,839,694

See Notes to Schedule of Investments.

2	Western Asset Short-Term Bond Fund 2023 Quarterly Report

WESTERN ASSET SHORT-TERM BOND FUND

Schedule of Investments (unaudited) (cont’d)	March 31, 2023

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Household Durables - 0.1%
DR Horton Inc., Senior Notes	2.500%	10/15/24	$880,000	$842,229

Specialty Retail - 0.4%
Home Depot Inc., Senior Notes	2.700%	4/15/25	870,000	841,734
Home Depot Inc., Senior Notes	2.500%	4/15/27	770,000	723,152
Home Depot Inc., Senior Notes	2.875%	4/15/27	290,000	276,589
Lowe’s Cos. Inc., Senior Notes	4.000%	4/15/25	1,460,000	1,440,930

Total Specialty Retail				3,282,405

Textiles, Apparel & Luxury Goods - 0.1%
NIKE Inc., Senior Notes	2.400%	3/27/25	730,000	706,806

TOTAL CONSUMER DISCRETIONARY				35,614,417

CONSUMER STAPLES - 2.0%
Beverages - 0.5%
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide Inc., Senior Notes	3.650%	2/1/26	4,030,000	3,957,984

Consumer Staples Distribution & Retail - 0.2%
Target Corp., Senior Notes	2.250%	4/15/25	800,000	768,964
Walmart Inc., Senior Notes	1.050%	9/17/26	660,000	595,393

Total Consumer Staples Distribution & Retail				1,364,357

Food Products - 0.0%††
Mondelez International Inc., Senior Notes	1.500%	5/4/25	230,000	215,379

Household Products - 0.0%††
Procter & Gamble Co., Senior Notes	2.800%	3/25/27	30,000	28,628

Personal Care Products - 0.3%
Haleon UK Capital PLC, Senior Notes	3.125%	3/24/25	1,040,000	1,005,752
Kenvue Inc., Senior Notes	5.350%	3/22/26	640,000	657,020	(a)
Kenvue Inc., Senior Notes	5.050%	3/22/28	890,000	920,288	(a)

Total Personal Care Products				2,583,060

Tobacco - 1.0%
Altria Group Inc., Senior Notes	2.350%	5/6/25	2,890,000	2,745,341
Altria Group Inc., Senior Notes	4.400%	2/14/26	800,000	794,303
Cargill Inc., Senior Notes	1.375%	7/23/23	150,000	148,200	(a)
Philip Morris International Inc., Senior Notes	1.125%	5/1/23	1,930,000	1,924,081
Philip Morris International Inc., Senior Notes	2.875%	5/1/24	230,000	225,625
Reynolds American Inc., Senior Notes	4.850%	9/15/23	2,290,000	2,284,534

Total Tobacco				8,122,084

TOTAL CONSUMER STAPLES				16,271,492

See Notes to Schedule of Investments.

Western Asset Short-Term Bond Fund 2023 Quarterly Report	3

WESTERN ASSET SHORT-TERM BOND FUND

Schedule of Investments (unaudited) (cont’d)	March 31, 2023

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
ENERGY - 7.2%
Oil, Gas & Consumable Fuels - 7.2%
Chevron Corp., Senior Notes	1.554%	5/11/25	$2,540,000	$2,396,317
Continental Resources Inc., Senior Notes	4.500%	4/15/23	2,460,000	2,456,958
Continental Resources Inc., Senior Notes	3.800%	6/1/24	860,000	843,169
Continental Resources Inc., Senior Notes	2.268%	11/15/26	1,380,000	1,226,849	(a)
Devon Energy Corp., Senior Notes	5.250%	9/15/24	1,520,000	1,524,468
Devon Energy Corp., Senior Notes	5.850%	12/15/25	3,370,000	3,426,121
Diamondback Energy Inc., Senior Notes	3.250%	12/1/26	2,040,000	1,934,184
Energy Transfer LP, Senior Notes	4.500%	4/15/24	980,000	968,562
Energy Transfer LP, Senior Notes	4.050%	3/15/25	610,000	598,579
Energy Transfer LP, Senior Notes	2.900%	5/15/25	1,070,000	1,020,246
Energy Transfer LP/Regency Energy Finance Corp., Senior Notes	4.500%	11/1/23	2,170,000	2,151,594
Enterprise Products Operating LLC, Senior Notes	3.750%	2/15/25	720,000	706,403
Enterprise Products Operating LLC, Senior Notes	3.700%	2/15/26	5,950,000	5,813,094
EQT Corp., Senior Notes	3.125%	5/15/26	1,300,000	1,203,605	(a)
EQT Corp., Senior Notes	3.900%	10/1/27	420,000	395,184
EQT Corp., Senior Notes	5.000%	1/15/29	1,150,000	1,091,866
Exxon Mobil Corp., Senior Notes	1.571%	4/15/23	890,000	888,678
Exxon Mobil Corp., Senior Notes	2.992%	3/19/25	1,870,000	1,821,582
Kinder Morgan Energy Partners LP, Senior Notes	4.250%	9/1/24	2,150,000	2,125,887
Kinder Morgan Inc., Senior Notes	4.300%	6/1/25	1,790,000	1,763,850
MPLX LP, Senior Notes	4.000%	2/15/25	3,380,000	3,308,873
Occidental Petroleum Corp., Senior Notes	3.200%	8/15/26	2,150,000	1,987,147
Petrobras Global Finance BV, Senior Notes	5.750%	2/1/29	1,250,000	1,207,506
Petroleos del Peru SA, Senior Notes	4.750%	6/19/32	1,210,000	900,736	(a)
Pioneer Natural Resources Co., Senior Notes	0.550%	5/15/23	1,230,000	1,223,193
Pioneer Natural Resources Co., Senior Notes	1.125%	1/15/26	2,480,000	2,255,151
Schlumberger Holdings Corp., Senior Notes	3.900%	5/17/28	500,000	481,131	(a)
Shell International Finance BV, Senior Notes	2.875%	5/10/26	2,460,000	2,354,939
Targa Resources Corp., Senior Notes	5.200%	7/1/27	2,100,000	2,083,921
Transcontinental Gas Pipe Line Co. LLC, Senior Notes	7.850%	2/1/26	1,840,000	1,972,087
Western Midstream Operating LP, Senior Notes	3.350%	2/1/25	2,130,000	2,036,078
Western Midstream Operating LP, Senior Notes	3.950%	6/1/25	170,000	162,866

See Notes to Schedule of Investments.

4	Western Asset Short-Term Bond Fund 2023 Quarterly Report

WESTERN ASSET SHORT-TERM BOND FUND

Schedule of Investments (unaudited) (cont’d)	March 31, 2023

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Oil, Gas & Consumable Fuels - (continued)
Williams Cos. Inc., Senior Notes	4.500%	11/15/23	$1,150,000	$1,145,541
Williams Cos. Inc., Senior Notes	4.300%	3/4/24	1,300,000	1,287,007

TOTAL ENERGY				56,763,372

FINANCIALS - 22.5%
Banks - 15.4%
Banco Santander SA, Senior Notes	3.848%	4/12/23	200,000	199,915
Banco Santander SA, Senior Notes	2.746%	5/28/25	3,200,000	3,020,484
Banco Santander SA, Senior Notes (4.175% to 3/24/27 then 1 year Treasury Constant Maturity Rate + 2.000%)	4.175%	3/24/28	1,200,000	1,127,644	(b)
Bank of America Corp., Senior Notes (1.319% to 6/19/25 then SOFR + 1.150%)	1.319%	6/19/26	8,440,000	7,721,348	(b)
Bank of America Corp., Senior Notes (1.486% to 5/19/23 then SOFR + 1.460%)	1.486%	5/19/24	2,740,000	2,724,957	(b)
Bank of America Corp., Senior Notes (3.458% to 3/15/24 then 3 mo. USD LIBOR + 0.970%)	3.458%	3/15/25	840,000	822,643	(b)
Bank of America Corp., Senior Notes (3.841% to 4/25/24 then SOFR + 1.110%)	3.841%	4/25/25	1,490,000	1,463,389	(b)
Bank of Montreal, Senior Notes	3.300%	2/5/24	690,000	677,166
Bank of Montreal, Senior Notes	2.500%	6/28/24	1,490,000	1,440,829
Bank of Nova Scotia, Senior Notes	0.800%	6/15/23	1,300,000	1,288,205
Bank of Nova Scotia, Senior Notes	3.450%	4/11/25	1,220,000	1,183,916
Bank of Nova Scotia, Senior Notes	1.300%	6/11/25	1,310,000	1,208,530
Bank of Nova Scotia, Senior Notes	1.050%	3/2/26	650,000	583,626
BNP Paribas SA, Senior Notes	3.375%	1/9/25	2,110,000	2,025,433	(a)
BNP Paribas SA, Senior Notes (2.219% to 6/9/25 then SOFR + 2.074%)	2.219%	6/9/26	970,000	891,569	(a)(b)
BNP Paribas SA, Senior Notes (4.705% to 1/10/24 then 3 mo. USD LIBOR + 2.235%)	4.705%	1/10/25	780,000	771,379	(a)(b)
BNP Paribas SA, Senior Notes (5.125% to 1/13/28 then 1 year Treasury Constant Maturity Rate + 1.450%)	5.125%	1/13/29	1,450,000	1,454,122	(a)(b)
Canadian Imperial Bank of Commerce, Senior Notes	0.950%	6/23/23	3,070,000	3,039,187
Citigroup Inc., Junior Subordinated Notes (5.950% to 5/15/25 then 3 mo. Term SOFR + 4.167%)	5.950%	5/15/25	540,000	503,926	(b)(c)
Citigroup Inc., Senior Notes (1.678% to 5/15/23 then SOFR + 1.667%)	1.678%	5/15/24	6,900,000	6,872,034	(b)

See Notes to Schedule of Investments.

Western Asset Short-Term Bond Fund 2023 Quarterly Report	5

WESTERN ASSET SHORT-TERM BOND FUND

Schedule of Investments (unaudited) (cont’d)	March 31, 2023

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Banks - (continued)
Citigroup Inc., Senior Notes (3.106% to 4/8/25 then SOFR + 2.842%)	3.106%	4/8/26	$3,090,000	$2,956,247	(b)
Citigroup Inc., Senior Notes (3.290% to 3/17/25 then SOFR + 1.528%)	3.290%	3/17/26	1,510,000	1,448,172	(b)
Citigroup Inc., Subordinated Notes	4.400%	6/10/25	3,000,000	2,926,555
Cooperatieve Rabobank UA, Senior Notes (1.339% to 6/24/25 then 1 year Treasury Constant Maturity Rate + 1.000%)	1.339%	6/24/26	2,830,000	2,586,997	(a)(b)
Cooperatieve Rabobank UA, Senior Notes (3.649% to 4/6/27 then 1 year Treasury Constant Maturity Rate + 1.220%)	3.649%	4/6/28	510,000	479,116	(a)(b)
Credit Agricole SA, Senior Notes (1.247% to 1/26/26 then SOFR + 0.892%)	1.247%	1/26/27	2,030,000	1,814,778	(a)(b)
Danske Bank A/S, Senior Notes	5.375%	1/12/24	1,220,000	1,209,061	(a)
Danske Bank A/S, Senior Notes (1.226% to 6/22/23 then 1 year Treasury Constant Maturity Rate + 1.000%)	1.226%	6/22/24	1,100,000	1,086,194	(a)(b)
Danske Bank A/S, Senior Notes (3.773% to 3/28/24 then 1 year Treasury Constant Maturity Rate + 1.450%)	3.773%	3/28/25	3,680,000	3,593,435	(a)(b)
HSBC Holdings PLC, Senior Notes (0.976% to 5/24/24 then SOFR + 0.708%)	0.976%	5/24/25	3,460,000	3,257,893	(b)
HSBC Holdings PLC, Senior Notes (3.803% to 3/11/24 then 3 mo. USD LIBOR + 1.211%)	3.803%	3/11/25	1,160,000	1,134,771	(b)
ING Groep NV, Senior Notes (4.017% to 3/28/27 then SOFR + 1.830%)	4.017%	3/28/28	1,680,000	1,591,210	(b)
Intesa Sanpaolo SpA, Senior Notes	3.250%	9/23/24	430,000	413,268	(a)
JPMorgan Chase & Co., Senior Notes (2.083% to 4/22/25 then SOFR + 1.850%)	2.083%	4/22/26	8,720,000	8,164,116	(b)
JPMorgan Chase & Co., Senior Notes (3.220% to 3/1/24 then 3 mo. USD LIBOR + 1.155%)	3.220%	3/1/25	920,000	900,670	(b)
JPMorgan Chase & Co., Senior Notes (3.845% to 6/14/24 then SOFR + 0.980%)	3.845%	6/14/25	1,450,000	1,422,627	(b)
JPMorgan Chase & Co., Senior Notes (4.023% to 12/5/23 then 3 mo. USD LIBOR + 1.000%)	4.023%	12/5/24	2,530,000	2,506,046	(b)
KeyBank NA, Senior Notes (0.423% to 1/3/23 then SOFR + 0.340%)	5.189%	1/3/24	1,410,000	1,385,581	(b)
Lloyds Banking Group PLC, Senior Notes	4.050%	8/16/23	690,000	685,117
Lloyds Banking Group PLC, Senior Notes	3.900%	3/12/24	370,000	362,871

See Notes to Schedule of Investments.

6	Western Asset Short-Term Bond Fund 2023 Quarterly Report

WESTERN ASSET SHORT-TERM BOND FUND

Schedule of Investments (unaudited) (cont’d)	March 31, 2023

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Banks - (continued)
Lloyds Banking Group PLC, Senior Notes (3.870% to 7/9/24 then 1 year Treasury Constant Maturity Rate + 3.500%)	3.870%	7/9/25	$3,160,000	$3,073,213	(b)
Mitsubishi UFJ Financial Group Inc., Senior Notes	1.412%	7/17/25	640,000	587,281
Mitsubishi UFJ Financial Group Inc., Senior Notes (0.848% to 9/15/23 then 1 year Treasury Constant Maturity Rate + 0.680%)	0.848%	9/15/24	1,620,000	1,583,695	(b)
Mitsubishi UFJ Financial Group Inc., Senior Notes (3.837% to 4/17/25 then 1 year Treasury Constant Maturity Rate + 1.125%)	3.837%	4/17/26	270,000	261,774	(b)
Mitsubishi UFJ Financial Group Inc., Senior Notes (4.080% to 4/19/27 then 1 year Treasury Constant Maturity Rate + 1.300%)	4.080%	4/19/28	280,000	268,335	(b)
Mizuho Financial Group Inc., Senior Notes (0.849% to 9/8/23 then SOFR + 0.872%)	0.849%	9/8/24	1,160,000	1,135,884	(b)
NatWest Group PLC, Senior Notes (4.269% to 3/22/24 then 3 mo. USD LIBOR + 1.762%)	4.269%	3/22/25	1,770,000	1,737,719	(b)
Nordea Bank Abp, Senior Notes	0.625%	5/24/24	1,050,000	997,651	(a)
PNC Financial Services Group Inc., Senior Notes	3.500%	1/23/24	900,000	883,436
Royal Bank of Canada, Senior Notes	1.600%	4/17/23	710,000	708,803
Royal Bank of Canada, Senior Notes	3.375%	4/14/25	3,340,000	3,242,615
Royal Bank of Canada, Senior Notes	1.150%	6/10/25	1,060,000	975,773
Royal Bank of Canada, Senior Notes (SOFR + 0.360%)	5.019%	7/29/24	1,450,000	1,437,353	(b)
Sumitomo Mitsui Financial Group Inc., Senior Notes	0.508%	1/12/24	510,000	490,666
Sumitomo Mitsui Financial Group Inc., Senior Notes (3 mo. USD LIBOR + 0.800%)	5.592%	10/16/23	1,290,000	1,290,573	(b)
Swedbank AB, Senior Notes	3.356%	4/4/25	4,390,000	4,235,915	(a)
Toronto-Dominion Bank, Senior Notes	0.300%	6/2/23	2,820,000	2,796,322
US Bancorp, Senior Notes	3.375%	2/5/24	795,000	780,147
Wells Fargo & Co., Senior Notes	3.750%	1/24/24	3,770,000	3,725,691
Wells Fargo & Co., Senior Notes (1.654% to 6/2/23 then SOFR + 1.600%)	1.654%	6/2/24	4,690,000	4,660,160	(b)
Wells Fargo & Co., Senior Notes (2.188% to 4/30/25 then SOFR + 2.000%)	2.188%	4/30/26	5,830,000	5,467,725	(b)
Wells Fargo & Co., Senior Notes (3.908% to 4/25/25 then SOFR + 1.320%)	3.908%	4/25/26	3,070,000	2,982,052	(b)

Total Banks				122,267,810

See Notes to Schedule of Investments.

Western Asset Short-Term Bond Fund 2023 Quarterly Report	7

WESTERN ASSET SHORT-TERM BOND FUND

Schedule of Investments (unaudited) (cont’d)	March 31, 2023

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Capital Markets - 5.2%
Bank of New York Mellon Corp., Senior Notes	1.600%	4/24/25	$440,000	$409,243
Bank of New York Mellon Corp., Senior Notes (3.992% to 6/13/27 then SOFR + 1.151%)	3.992%	6/13/28	900,000	877,615	(b)
Charles Schwab Corp., Senior Notes	0.750%	3/18/24	1,970,000	1,876,156
Credit Suisse AG, Senior Notes	1.000%	5/5/23	940,000	931,775
Credit Suisse AG, Senior Notes	0.520%	8/9/23	1,110,000	1,079,475
Credit Suisse AG, Senior Notes	4.750%	8/9/24	370,000	359,011
Credit Suisse AG, Senior Notes	3.625%	9/9/24	1,140,000	1,086,158
Credit Suisse AG, Senior Notes	2.950%	4/9/25	880,000	818,875
Credit Suisse Group AG, Senior Notes (2.193% to 6/5/25 then SOFR + 2.044%)	2.193%	6/5/26	880,000	785,578	(a)(b)
Credit Suisse Group AG, Senior Notes (2.593% to 9/11/24 then SOFR + 1.560%)	2.593%	9/11/25	1,490,000	1,383,763	(a)(b)
Goldman Sachs Group Inc., Senior Notes	3.625%	2/20/24	6,190,000	6,100,110
Goldman Sachs Group Inc., Senior Notes	3.500%	4/1/25	1,010,000	981,274
Goldman Sachs Group Inc., Senior Notes (3.272% to 9/29/24 then 3 mo. USD LIBOR + 1.201%)	3.272%	9/29/25	6,550,000	6,358,415	(b)
Goldman Sachs Group Inc., Senior Notes (4.387% to 6/15/26 then SOFR + 1.510%)	4.387%	6/15/27	720,000	704,039	(b)
Morgan Stanley, Senior Notes (2.188% to 4/28/25 then SOFR + 1.990%)	2.188%	4/28/26	4,380,000	4,111,853	(b)
Morgan Stanley, Senior Notes (3.620% to 4/17/24 then SOFR + 1.160%)	3.620%	4/17/25	3,400,000	3,339,427	(b)
Morgan Stanley, Senior Notes (SOFR + 0.455%)	5.108%	1/25/24	6,310,000	6,292,323	(b)
UBS AG, Senior Notes	0.375%	6/1/23	1,990,000	1,974,575	(a)
UBS AG, Senior Notes	0.700%	8/9/24	1,000,000	934,987	(a)
UBS Group AG, Senior Notes	4.125%	9/24/25	940,000	899,723	(a)

Total Capital Markets				41,304,375

Financial Services - 1.5%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, Senior Notes	4.875%	1/16/24	840,000	830,803
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, Senior Notes	1.650%	10/29/24	2,910,000	2,724,068
Caterpillar Financial Services Corp., Senior Notes	0.450%	5/17/24	2,960,000	2,826,274
National Securities Clearing Corp., Senior Notes	1.200%	4/23/23	1,050,000	1,047,446	(a)

See Notes to Schedule of Investments.

8	Western Asset Short-Term Bond Fund 2023 Quarterly Report

WESTERN ASSET SHORT-TERM BOND FUND

Schedule of Investments (unaudited) (cont’d)	March 31, 2023

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Financial Services - (continued)
National Securities Clearing Corp., Senior Notes	0.750%	12/7/25	$1,020,000	$925,648	(a)
PayPal Holdings Inc., Senior Notes	1.650%	6/1/25	2,510,000	2,357,274
USAA Capital Corp., Senior Notes	0.500%	5/1/24	340,000	324,378	(a)
Visa Inc., Senior Notes	3.150%	12/14/25	520,000	505,510

Total Financial Services				11,541,401

Insurance - 0.4%
American International Group Inc., Senior Notes	2.500%	6/30/25	60,000	56,796
Great-West Lifeco US Finance 2020 LP, Senior Notes	0.904%	8/12/25	1,630,000	1,482,149	(a)
MassMutual Global Funding II, Senior Secured Notes	0.850%	6/9/23	460,000	456,243	(a)
Metropolitan Life Global Funding I, Secured Notes	0.900%	6/8/23	320,000	317,208	(a)
New York Life Global Funding, Senior Secured Notes	0.950%	6/24/25	940,000	865,943	(a)
Principal Life Global Funding II, Secured Notes	1.250%	6/23/25	60,000	54,925	(a)

Total Insurance				3,233,264

TOTAL FINANCIALS				178,346,850

HEALTH CARE - 4.2%
Biotechnology - 0.9%
AbbVie Inc., Senior Notes	3.750%	11/14/23	2,930,000	2,902,065
AbbVie Inc., Senior Notes	2.600%	11/21/24	2,770,000	2,674,379
AbbVie Inc., Senior Notes	2.950%	11/21/26	390,000	371,331
Gilead Sciences Inc., Senior Notes	0.750%	9/29/23	590,000	577,288
Gilead Sciences Inc., Senior Notes	3.700%	4/1/24	690,000	682,086

Total Biotechnology				7,207,149

Health Care Equipment & Supplies - 0.1%
Becton Dickinson & Co., Senior Notes	3.363%	6/6/24	580,000	569,504

Health Care Providers & Services - 2.4%
Centene Corp., Senior Notes	4.250%	12/15/27	360,000	347,206
Cigna Group, Senior Notes	3.750%	7/15/23	2,364,000	2,352,741
Cigna Group, Senior Notes	4.125%	11/15/25	2,090,000	2,057,196
CVS Health Corp., Senior Notes	2.625%	8/15/24	3,630,000	3,520,350
CVS Health Corp., Senior Notes	3.875%	7/20/25	2,070,000	2,033,768
CVS Health Corp., Senior Notes	3.000%	8/15/26	1,570,000	1,498,949
Humana Inc., Senior Notes	0.650%	8/3/23	3,020,000	2,977,563
Humana Inc., Senior Notes	4.500%	4/1/25	590,000	585,129

See Notes to Schedule of Investments.

Western Asset Short-Term Bond Fund 2023 Quarterly Report	9

WESTERN ASSET SHORT-TERM BOND FUND

Schedule of Investments (unaudited) (cont’d)	March 31, 2023

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Health Care Providers & Services - (continued)
UnitedHealth Group Inc., Senior Notes	3.500%	6/15/23	$50,000	$49,873
UnitedHealth Group Inc., Senior Notes	0.550%	5/15/24	1,450,000	1,383,444
UnitedHealth Group Inc., Senior Notes	2.375%	8/15/24	460,000	445,582
UnitedHealth Group Inc., Senior Notes	3.750%	7/15/25	420,000	415,106
UnitedHealth Group Inc., Senior Notes	1.250%	1/15/26	350,000	321,420
UnitedHealth Group Inc., Senior Notes	3.700%	5/15/27	1,150,000	1,125,875

Total Health Care Providers & Services				19,114,202

Pharmaceuticals - 0.8%
Astrazeneca Finance LLC, Senior Notes	0.700%	5/28/24	3,420,000	3,268,111
Bristol-Myers Squibb Co., Senior Notes	2.900%	7/26/24	301,000	295,175
Teva Pharmaceutical Finance Netherlands III BV, Senior Notes	2.800%	7/21/23	283,000	279,928
Teva Pharmaceutical Finance Netherlands III BV, Senior Notes	3.150%	10/1/26	1,700,000	1,540,166
Teva Pharmaceutical Finance Netherlands III BV, Senior Notes	4.750%	5/9/27	1,000,000	934,677

Total Pharmaceuticals				6,318,057

TOTAL HEALTH CARE				33,208,912

INDUSTRIALS - 3.2%
Aerospace & Defense - 1.4%
Avolon Holdings Funding Ltd., Senior Notes	4.250%	4/15/26	1,510,000	1,421,408	(a)
Boeing Co., Senior Notes	1.433%	2/4/24	2,970,000	2,870,333
Boeing Co., Senior Notes	4.875%	5/1/25	2,880,000	2,875,559
Boeing Co., Senior Notes	2.196%	2/4/26	1,640,000	1,522,341
General Dynamics Corp., Senior Notes	3.250%	4/1/25	1,340,000	1,304,708
L3Harris Technologies Inc., Senior Notes	3.850%	6/15/23	810,000	806,872

Total Aerospace & Defense				10,801,221

Building Products - 0.0%††
Carrier Global Corp., Senior Notes	2.242%	2/15/25	62,000	59,190

Commercial Services & Supplies - 0.0%††
Republic Services Inc., Senior Notes	2.500%	8/15/24	460,000	445,764

Ground Transportation - 0.1%
Canadian Pacific Railway Co., Senior Notes	1.750%	12/2/26	1,340,000	1,215,416
XPO Inc., Senior Notes	6.250%	5/1/25	22,000	21,900	(a)

Total Ground Transportation				1,237,316

Industrial Conglomerates - 0.3%
3M Co., Senior Notes	3.250%	2/14/24	2,150,000	2,124,175

See Notes to Schedule of Investments.

10	Western Asset Short-Term Bond Fund 2023 Quarterly Report

WESTERN ASSET SHORT-TERM BOND FUND

Schedule of Investments (unaudited) (cont’d)	March 31, 2023

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Machinery - 0.3%
John Deere Capital Corp., Senior Notes	0.450%	6/7/24	$2,070,000	$1,971,815
Vertiv Group Corp., Senior Secured Notes	4.125%	11/15/28	100,000	88,349	(a)

Total Machinery				2,060,164

Passenger Airlines - 0.5%
Delta Air Lines Inc., Senior Secured Notes	7.000%	5/1/25	1,000,000	1,025,921	(a)
Hawaiian Brand Intellectual Property Ltd./ HawaiianMiles Loyalty Ltd., Senior Secured Notes	5.750%	1/20/26	30,000	28,519	(a)
Spirit Loyalty Cayman Ltd./Spirit IP Cayman Ltd., Senior Secured Notes	8.000%	9/20/25	538,000	539,843	(a)
United Airlines Inc., Senior Secured Notes	4.375%	4/15/26	800,000	766,302	(a)
United Airlines Inc., Senior Secured Notes	4.625%	4/15/29	1,410,000	1,277,208	(a)

Total Passenger Airlines				3,637,793

Trading Companies & Distributors - 0.6%
Air Lease Corp., Senior Notes	0.700%	2/15/24	1,900,000	1,817,571
Air Lease Corp., Senior Notes	1.875%	8/15/26	3,030,000	2,687,606
Air Lease Corp., Senior Notes	5.300%	2/1/28	400,000	395,097

Total Trading Companies & Distributors				4,900,274

TOTAL INDUSTRIALS				25,265,897

INFORMATION TECHNOLOGY - 1.4%
Communications Equipment - 0.0%††
CommScope Inc., Senior Secured Notes	4.750%	9/1/29	40,000	33,380	(a)

IT Services - 0.1%
International Business Machines Corp., Senior Notes	3.000%	5/15/24	910,000	893,373

Semiconductors & Semiconductor Equipment - 0.7%
Broadcom Corp./Broadcom Cayman Finance Ltd., Senior Notes	3.625%	1/15/24	790,000	778,628
Broadcom Inc., Senior Notes	3.150%	11/15/25	230,000	220,179
Intel Corp., Senior Notes	3.700%	7/29/25	1,310,000	1,291,971
Microchip Technology Inc., Senior Notes	4.333%	6/1/23	1,340,000	1,335,166
Microchip Technology Inc., Senior Notes	0.983%	9/1/24	360,000	339,949
NXP BV/NXP Funding LLC/NXP USA Inc., Senior Notes	2.700%	5/1/25	46,000	43,681
Texas Instruments Inc., Senior Notes	1.375%	3/12/25	540,000	510,083
TSMC Arizona Corp., Senior Notes	1.750%	10/25/26	1,150,000	1,041,601

Total Semiconductors & Semiconductor Equipment				5,561,258

See Notes to Schedule of Investments.

Western Asset Short-Term Bond Fund 2023 Quarterly Report	11

WESTERN ASSET SHORT-TERM BOND FUND

Schedule of Investments (unaudited) (cont’d)	March 31, 2023

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Software - 0.3%
Oracle Corp., Senior Notes	2.400%	9/15/23	$1,050,000	$1,035,979
Oracle Corp., Senior Notes	4.500%	5/6/28	1,440,000	1,423,391

Total Software				2,459,370

Technology Hardware, Storage & Peripherals - 0.3%
Apple Inc., Senior Notes	1.125%	5/11/25	2,350,000	2,206,482

TOTAL INFORMATION TECHNOLOGY				11,153,863

MATERIALS - 0.8%
Chemicals - 0.0%††
Orbia Advance Corp. SAB de CV, Senior Notes	1.875%	5/11/26	320,000	285,321	(a)

Metals & Mining - 0.7%
Glencore Funding LLC, Senior Notes	4.125%	5/30/23	980,000	976,515	(a)
Glencore Funding LLC, Senior Notes	4.125%	3/12/24	1,840,000	1,820,820	(a)
Glencore Funding LLC, Senior Notes	4.625%	4/29/24	840,000	830,925	(a)
Vale Overseas Ltd., Senior Notes	6.875%	11/21/36	751,000	785,727
Yamana Gold Inc., Senior Notes	4.625%	12/15/27	710,000	679,197

Total Metals & Mining				5,093,184

Paper & Forest Products - 0.1%
Suzano Austria GmbH, Senior Notes	5.750%	7/14/26	990,000	991,683	(a)

TOTAL MATERIALS				6,370,188

REAL ESTATE - 0.0%††
Health Care REITs - 0.0%††
CTR Partnership LP/CareTrust Capital Corp., Senior Notes	3.875%	6/30/28	390,000	333,877	(a)

UTILITIES - 0.3%
Electric Utilities - 0.3%
Pacific Gas and Electric Co., First Mortgage Bonds	4.950%	6/8/25	1,190,000	1,176,794
Southern California Edison Co., First Mortgage Bonds	0.975%	8/1/24	1,170,000	1,107,540

TOTAL UTILITIES				2,284,334

TOTAL CORPORATE BONDS & NOTES (Cost - $426,495,333)				408,850,395

ASSET-BACKED SECURITIES - 13.3%
ABFC Trust, 2002-WF2 A2 (1 mo. USD LIBOR + 1.125%)	5.970%	5/25/32	13,641	13,466	(b)
ABFC Trust, 2003-OPT1 A3 (1 mo. USD LIBOR + 0.680%)	5.525%	4/25/33	486,720	448,135	(b)
ABFC Trust, 2004-OPT2 M1 (1 mo. USD LIBOR + 0.825%)	5.670%	8/25/33	1,205	1,204	(b)

See Notes to Schedule of Investments.

12	Western Asset Short-Term Bond Fund 2023 Quarterly Report

WESTERN ASSET SHORT-TERM BOND FUND

Schedule of Investments (unaudited) (cont’d)	March 31, 2023

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
ASSET-BACKED SECURITIES - (continued)
ABPCI Direct Lending Fund CLO LP, 2020-10A A1A (3 mo. USD LIBOR + 1.950%)	6.758%	1/20/32	$980,000	$961,685	(a)(b)
Allegro CLO Ltd., 2014-1RA A1 (3 mo. USD LIBOR + 1.080%)	5.895%	10/21/28	953,094	947,320	(a)(b)
Allegro CLO Ltd., 2019-2A A1A (3 mo. USD LIBOR + 1.390%)	6.188%	1/19/33	1,650,000	1,628,361	(a)(b)
American Express Credit Account Master Trust, 2018-9 A (1 mo. USD LIBOR + 0.380%)	5.064%	4/15/26	4,050,000	4,050,382	(b)
AMMC CLO Ltd., 2020-23A A1R (3 mo. USD LIBOR + 1.040%)	5.832%	10/17/31	3,140,000	3,098,018	(a)(b)
Avis Budget Rental Car Funding AESOP LLC, 2020-2A A	2.020%	2/20/27	940,000	864,827	(a)
Avis Budget Rental Car Funding AESOP LLC, 2021-1A A	1.380%	8/20/27	1,230,000	1,092,119	(a)
Avis Budget Rental Car Funding AESOP LLC, 2021-1A C	2.130%	8/20/27	980,000	844,005	(a)
Ballyrock CLO Ltd., 2019-2A A1BR (3 mo. USD LIBOR + 1.200%)	6.115%	11/20/30	490,000	480,274	(a)(b)
Battery Park CLO Ltd., 2022-1A A1 (3 mo. Term SOFR + 2.210%)	6.390%	10/20/35	1,150,000	1,147,629	(a)(b)
BCRED MML CLO LLC, 2021-1A A (3 mo. USD LIBOR + 1.480%)	6.272%	1/15/35	1,050,000	1,020,105	(a)(b)
BDS Ltd., 2021-FL10 D (1 mo. USD LIBOR + 2.850%)	7.611%	12/16/36	1,320,000	1,248,010	(a)(b)
BlueMountain CLO Ltd., 2018-22A A1 (3 mo. USD LIBOR + 1.080%)	5.872%	7/15/31	770,000	761,228	(a)(b)
Bravo Mortgage Asset Trust, 2006-1A M1 (1 mo. USD LIBOR + 0.600%)	5.445%	7/25/36	728,699	618,110	(a)(b)
Capital One Multi-Asset Execution Trust, 2018-A2 A2 (1 mo. USD LIBOR + 0.350%)	5.034%	3/16/26	2,220,000	2,222,653	(b)
Carlyle Global Market Strategies CLO Ltd., 2014-1A A1R2 (3 mo. USD LIBOR + 0.970%)	5.762%	4/17/31	667,969	660,636	(a)(b)
Carlyle Global Market Strategies CLO Ltd., 2014-3RA A1A (3 mo. USD LIBOR + 1.050%)	5.865%	7/27/31	376,896	372,205	(a)(b)
CarVal CLO Ltd., 2023-1A A1 (3 mo. Term SOFR + 2.200%)	6.883%	1/20/35	1,210,000	1,209,065	(a)(b)
CBAM Ltd., 2017-1A A1 (3 mo. USD LIBOR + 1.250%)	6.058%	7/20/30	343,189	336,144	(a)(b)
CCG Receivables Trust, 2021-2 A2	0.540%	3/14/29	1,484,249	1,422,306	(a)
Cedar Funding CLO Ltd., 2016-5A AFRR	1.937%	7/17/31	1,700,000	1,581,121	(a)

See Notes to Schedule of Investments.

Western Asset Short-Term Bond Fund 2023 Quarterly Report	13

WESTERN ASSET SHORT-TERM BOND FUND

Schedule of Investments (unaudited) (cont’d)	March 31, 2023

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
ASSET-BACKED SECURITIES - (continued)
Cerberus Loan Funding LP, 2019-2A A1 (3 mo. USD LIBOR + 1.800%)	6.592%	1/15/32	$470,000	$467,652	(a)(b)
Cerberus Loan Funding LP, 2020-1A A (3 mo. USD LIBOR + 1.850%)	6.642%	10/15/31	442,189	440,937	(a)(b)
Countrywide Asset-Backed Certificates Trust, 2002-S3 M1	4.800%	5/25/32	1,995	1,753	(b)
CWABS Revolving Home Equity Loan Trust, 2004-B 2A (1 mo. USD LIBOR + 0.220%)	4.904%	2/15/29	499,043	444,527	(b)
Dryden CLO Ltd., 2019-75A AR2 (3 mo. USD LIBOR + 1.040%)	5.832%	4/15/34	250,000	243,831	(a)(b)
Dryden CLO Ltd., 2019-80A BR (3 mo. Term SOFR + 1.750%)	6.408%	1/17/33	1,710,000	1,657,771	(a)(b)
Enterprise Fleet Financing LLC, 2022-3 A2	4.380%	7/20/29	1,130,000	1,113,155	(a)
Enterprise Fleet Financing LLC, 2023-1 A2	5.510%	1/22/29	1,590,000	1,594,271	(a)
Ford Credit Auto Owner Trust, 2023-1 A	4.850%	8/15/35	2,000,000	2,007,909	(a)
Fortress Credit BSL Ltd., 2021-1A A (3 mo. USD LIBOR + 1.470%)	6.278%	4/20/33	1,990,000	1,960,395	(a)(b)
Foundation Finance Trust, 2021-1A A	1.270%	5/15/41	376,148	334,882	(a)
Galaxy CLO Ltd., 2018-26A A (3 mo. USD LIBOR + 1.200%)	6.109%	11/22/31	450,000	445,590	(a)(b)
GoldenTree Loan Management US CLO Ltd., 2021-10A A (3 mo. USD LIBOR + 1.100%)	5.908%	7/20/34	2,590,000	2,522,012	(a)(b)
GoldenTree Loan Opportunities Ltd., 2014-9A AR2 (3 mo. USD LIBOR + 1.110%)	5.912%	10/29/29	472,537	470,569	(a)(b)
Golub Capital Partners CLO LP, 2021-54A A (3 mo. USD LIBOR + 1.530%)	6.336%	8/5/33	1,980,000	1,930,987	(a)(b)
Golub Capital Partners CLO Ltd., 2015-25A AR (3 mo. USD LIBOR + 1.380%)	6.186%	5/5/30	1,117,203	1,107,130	(a)(b)
Golub Capital Partners CLO Ltd., 2018-36A B (3 mo. USD LIBOR + 1.650%)	6.456%	2/5/31	1,270,000	1,211,906	(a)(b)
Golub Capital Partners CLO Ltd., 2020-47A A1 (3 mo. USD LIBOR + 1.680%)	6.486%	5/5/32	1,080,000	1,065,123	(a)(b)
GoodLeap Sustainable Home Solutions Trust, 2021-4GS A	1.930%	7/20/48	600,253	464,706	(a)
Great Lakes Kcap F3c Senior LLC, 2017-1A A (3 mo. USD LIBOR + 1.900%)	6.863%	12/20/29	1,158,612	1,156,699	(a)(b)
Greenwood Park CLO Ltd., 2018-1A A2 (3 mo. USD LIBOR + 1.010%)	5.802%	4/15/31	500,000	493,473	(a)(b)
Greystone CRE Notes Ltd., 2021-FL3 A (1 mo. Term SOFR + 1.134%)	5.962%	7/15/39	1,030,000	1,008,642	(a)(b)

See Notes to Schedule of Investments.

14	Western Asset Short-Term Bond Fund 2023 Quarterly Report

WESTERN ASSET SHORT-TERM BOND FUND

Schedule of Investments (unaudited) (cont’d)	March 31, 2023

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
ASSET-BACKED SECURITIES - (continued)
Greywolf CLO Ltd., 2018-1A A2 (3 mo. Term SOFR + 1.890%)	6.556%	4/26/31	$650,000	$641,295	(a)(b)
Grippen Park CLO Ltd., 2017-1A A (3 mo. USD LIBOR + 1.260%)	6.068%	1/20/30	1,107,481	1,100,006	(a)(b)
Grippen Park CLO Ltd., 2017-1A C (3 mo. USD LIBOR + 2.300%)	7.108%	1/20/30	750,000	722,098	(a)(b)
Halsey Point CLO Ltd., 2019-1A A1A1 (3 mo. USD LIBOR + 1.350%)	6.158%	1/20/33	1,360,000	1,342,363	(a)(b)
Hertz Vehicle Financing LLC, 2021-1A A	1.210%	12/26/25	1,250,000	1,171,059	(a)
Hertz Vehicle Financing LP, 2021-2A A	1.680%	12/27/27	530,000	470,357	(a)
Hildene Community Funding CDO Ltd., 2015-1A ARR	2.600%	11/1/35	1,378,702	1,112,316	(a)
Home Equity Asset Trust, 2005-6 M5 (1 mo. USD LIBOR + 0.945%)	5.790%	12/25/35	380,000	350,281	(b)
JPMorgan Mortgage Acquisition Trust, 2007- CH2 MV2 (1 mo. USD LIBOR + 0.300%)	5.145%	1/25/37	420,000	401,734	(b)
KKR Financial CLO Ltd., 2021 A (3 mo. USD LIBOR + 1.000%)	5.792%	4/15/31	460,000	452,727	(a)(b)
KREF Ltd., 2022-FL3 A (1 mo. Term SOFR + 1.450%)	6.206%	2/17/39	1,600,000	1,568,247	(a)(b)
LCM LP, 19A AR (3 mo. USD LIBOR + 1.240%)	6.032%	7/15/27	34,476	34,550	(a)(b)
Magnetite Ltd., 2015-14RA A2 (3 mo. USD LIBOR + 1.120%)	5.912%	10/18/31	730,000	719,232	(a)(b)
MASTR Specialized Loan Trust, 2006-3 A (1 mo. USD LIBOR + 0.260%)	5.105%	6/25/46	33,956	32,092	(a)(b)
MF1 LLC, 2022-FL9 A (1 mo. Term SOFR + 2.150%)	6.906%	6/19/37	2,250,000	2,230,927	(a)(b)
MF1 Ltd., 2021-FL7 A (1 mo. USD LIBOR + 1.080%)	5.841%	10/16/36	1,060,000	1,029,370	(a)(b)
Midocean Credit CLO, 2018-8A A1R (3 mo. USD LIBOR + 1.050%)	5.965%	2/20/31	1,300,000	1,277,413	(a)(b)
Midocean Credit CLO, 2018-9A B (3 mo. USD LIBOR + 1.750%)	6.558%	7/20/31	1,750,000	1,691,465	(a)(b)
Myers Park CLO Ltd., 2018-1A B1 (3 mo. USD LIBOR + 1.600%)	6.408%	10/20/30	250,000	244,173	(a)(b)
Navient Private Education Refi Loan Trust, 2022-BA A	4.160%	10/15/70	1,007,769	968,533	(a)
Navient Student Loan Trust, 2016-6A A3 (1 mo. USD LIBOR + 1.300%)	6.145%	3/25/66	1,934,165	1,923,562	(a)(b)
Navient Student Loan Trust, 2021-1A A1B (1 mo. USD LIBOR + 0.600%)	5.445%	12/26/69	702,732	675,804	(a)(b)

See Notes to Schedule of Investments.

Western Asset Short-Term Bond Fund 2023 Quarterly Report	15

WESTERN ASSET SHORT-TERM BOND FUND

Schedule of Investments (unaudited) (cont’d)	March 31, 2023

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
ASSET-BACKED SECURITIES - (continued)
Nelnet Student Loan Trust, 2014-6A A (1 mo. USD LIBOR + 0.650%)	5.495%	11/25/52	$257,674	$252,104	(a)(b)
Nelnet Student Loan Trust, 2021-A A2 (1 mo. USD LIBOR + 1.030%)	5.791%	4/20/62	1,310,000	1,249,784	(a)(b)
Nelnet Student Loan Trust, 2021-A APT1	1.360%	4/20/62	608,170	550,857	(a)
Neuberger Berman Loan Advisers CLO Ltd., 2017-24A AR (3 mo. USD LIBOR + 1.020%)	5.818%	4/19/30	487,471	482,977	(a)(b)
Neuberger Berman Loan Advisers CLO Ltd., 2018-29A A1 (3 mo. USD LIBOR + 1.130%)	5.928%	10/19/31	250,000	248,018	(a)(b)
Neuberger Berman Loan Advisers CLO Ltd., 2021-40A A (3 mo. USD LIBOR + 1.060%)	5.852%	4/16/33	600,000	591,657	(a)(b)
Ocean Trails CLO, 2019-7A AR (3 mo. USD LIBOR + 1.010%)	5.802%	4/17/30	1,491,688	1,476,311	(a)(b)
Ocean Trails CLO Ltd., 2023-14A A1 (3 mo. Term SOFR + 2.000%)	6.780%	1/20/35	670,000	668,139	(a)(b)
OCP CLO Ltd., 2014-5A A1R (3 mo. USD LIBOR + 1.080%)	5.902%	4/26/31	970,000	960,633	(a)(b)
Octagon Investment Partners Ltd., 2014-1A AAR3 (3 mo. USD LIBOR + 1.000%)	5.869%	2/14/31	260,000	255,006	(a)(b)
Octagon Investment Partners Ltd., 2018-1A A1A (3 mo. USD LIBOR + 1.060%)	5.868%	1/20/31	2,080,000	2,064,453	(a)(b)
Octagon Investment Partners Ltd., 2020-1A AR (3 mo. USD LIBOR + 1.160%)	5.968%	7/20/34	750,000	732,577	(a)(b)
OHA Loan Funding Ltd., 2013-2A AR (3 mo. USD LIBOR + 1.040%)	5.962%	5/23/31	240,000	237,623	(a)(b)
Option One Mortgage Loan Trust, 2007-FXD1 1A1	5.866%	1/25/37	431,517	352,955
Option One Mortgage Loan Trust, 2007-FXD1 2A1	5.866%	1/25/37	393,131	332,049
Owl Rock CLO Ltd., 2019-1A A (3 mo. USD LIBOR + 1.800%)	6.715%	5/20/31	720,000	715,159	(a)(b)
Parliament Funding Ltd., 2020-1A AR (3 mo. USD LIBOR + 1.250%)	6.058%	10/20/31	1,939,110	1,914,691	(a)(b)
Recette CLO Ltd., 2015-1A ARR (3 mo. USD LIBOR + 1.080%)	5.888%	4/20/34	350,000	339,675	(a)(b)
Saranac CLO Ltd., 2014-3A BR (3 mo. USD LIBOR + 1.850%)	6.797%	6/22/30	690,000	679,247	(a)(b)
Saxon Asset Securities Trust, 2003-3 M1 (1 mo. USD LIBOR + 0.975%)	4.114%	12/25/33	17,785	17,059	(b)
Saxon Asset Securities Trust, 2006-3 A4 (1 mo. USD LIBOR + 0.480%)	5.325%	10/25/46	1,420,000	1,209,206	(b)

See Notes to Schedule of Investments.

16	Western Asset Short-Term Bond Fund 2023 Quarterly Report

WESTERN ASSET SHORT-TERM BOND FUND

Schedule of Investments (unaudited) (cont’d)	March 31, 2023

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
ASSET-BACKED SECURITIES - (continued)
SLM Private Credit Student Loan Trust, 2005-A A4 (3 mo. USD LIBOR + 0.310%)	5.176%	12/15/38	$1,026,889	$977,783	(b)
SLM Private Credit Student Loan Trust, 2006-A A5 (3 mo. USD LIBOR + 0.290%)	5.156%	6/15/39	747,269	695,540	(b)
SLM Private Credit Student Loan Trust, 2006-B A5 (3 mo. USD LIBOR + 0.270%)	5.136%	12/15/39	417,687	387,104	(b)
SLM Student Loan Trust, 2003-4 A5A (3 mo. USD LIBOR + 0.750%)	5.616%	3/15/33	35,516	33,619	(a)(b)
SLM Student Loan Trust, 2003-10A A4 (3 mo. USD LIBOR + 0.670%)	5.536%	12/17/68	738,178	713,726	(a)(b)
SLM Student Loan Trust, 2005-8 A5 (3 mo. USD LIBOR + 0.170%)	4.988%	1/25/40	1,228,296	1,161,896	(b)
SMB Private Education Loan Trust, 2016-C A2A	2.340%	9/15/34	418,588	402,900	(a)
SMB Private Education Loan Trust, 2021-A A2A1 (1 mo. USD LIBOR + 0.730%)	5.414%	1/15/53	453,924	439,994	(a)(b)
SMB Private Education Loan Trust, 2021-A A2B	1.590%	1/15/53	485,778	426,462	(a)
SMB Private Education Loan Trust, 2021-A C	2.990%	1/15/53	970,000	849,084	(a)
Sonic Capital LLC, 2020-1A A2I	3.845%	1/20/50	87,675	81,139	(a)
Stonepeak ABS, 2021-1A A	2.675%	2/28/33	1,161,752	1,044,578	(a)
Stratus CLO Ltd., 2021-3A A (3 mo. USD LIBOR + 0.950%)	5.758%	12/29/29	1,268,740	1,255,611	(a)(b)
Stratus Static CLO Ltd., 2022-3A A (3 mo. Term SOFR + 2.150%)	6.348%	10/20/31	750,000	750,860	(a)(b)
Structured Asset Securities Corp., 2004-SC1 A	8.072%	12/25/29	5,285	4,602	(a)(b)
Structured Asset Securities Corp. Mortgage Loan Trust, 2006-GEL4 M1 (1 mo. USD LIBOR + 0.570%)	5.415%	10/25/36	327,207	319,316	(a)(b)
Structured Asset Securities Corp. Trust, 2005- SC1 1A2	6.812%	5/25/31	467,671	377,555	(a)(b)
STWD Ltd., 2022-FL3 A (30 Day Average SOFR + 1.350%)	5.908%	11/15/38	250,000	245,183	(a)(b)
Sycamore Tree CLO Ltd., 2023-2A A (3 mo. Term SOFR + 2.330%)	7.011%	4/20/35	1,210,000	1,211,405	(a)(b)
Symphony CLO Ltd., 2016-18A BR (3 mo. USD LIBOR + 1.600%)	6.415%	7/23/33	1,040,000	1,006,157	(a)(b)
Symphony CLO Ltd., 2018-19A A (3 mo. USD LIBOR + 0.960%)	5.752%	4/16/31	260,000	256,685	(a)(b)
TCI-Flatiron CLO Ltd., 2016-1A AR3 (3 mo. Term SOFR + 1.100%)	5.758%	1/17/32	1,200,000	1,189,039	(a)(b)
TRP LLC, 2021-1 A	2.070%	6/19/51	903,212	786,607	(a)

See Notes to Schedule of Investments.

Western Asset Short-Term Bond Fund 2023 Quarterly Report	17

WESTERN ASSET SHORT-TERM BOND FUND

Schedule of Investments (unaudited) (cont’d)	March 31, 2023

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
ASSET-BACKED SECURITIES - (continued)
Voya CLO Ltd., 2015-1A A1R (3 mo. USD LIBOR + 0.900%)	5.695%	1/18/29	$485,244	$481,632	(a)(b)
Voya CLO Ltd., 2018-3A A1A (3 mo. USD LIBOR + 1.150%)	5.942%	10/15/31	350,000	345,625	(a)(b)
Voya CLO Ltd., 2018-4A A1AR (3 mo. USD LIBOR + 1.040%)	5.832%	1/15/32	820,000	810,037	(a)(b)
Wells Fargo Home Equity Asset-Backed Securities Trust, 2006-1 M5 (1 mo. USD LIBOR + 0.555%)	5.400%	5/25/36	1,340,000	1,199,091	(b)
Whitebox CLO Ltd., 2019-1A ANAR (3 mo. USD LIBOR + 1.130%)	5.946%	7/24/32	2,040,000	2,014,754	(a)(b)
Whitebox CLO Ltd., 2020-2A A1R (3 mo. USD LIBOR + 1.220%)	6.036%	10/24/34	610,000	597,678	(a)(b)
Whitebox CLO Ltd., 2021-3A A1 (3 mo. USD LIBOR + 1.220%)	6.012%	10/15/34	660,000	645,315	(a)(b)
ZAIS CLO Ltd., 2019-13A A1A (3 mo. USD LIBOR + 1.490%)	6.282%	7/15/32	300,000	295,715	(a)(b)

TOTAL ASSET-BACKED SECURITIES (Cost - $108,852,119)				105,669,404

COLLATERALIZED MORTGAGE OBLIGATIONS (d) - 11.3%
Alternative Loan Trust, 2005-56 4A1 (1 mo. USD LIBOR + 0.620%)	5.465%	11/25/35	64,447	55,723	(b)
AREIT Trust, 2021-CRE5 A (1 mo. USD LIBOR + 1.080%)	5.789%	11/17/38	706,192	687,165	(a)(b)
Banc of America Mortgage Trust, 2003-C B1	4.178%	4/25/33	15,942	3,397	(b)
BANK, 2017-BNK9 ASB	3.470%	11/15/54	1,216,029	1,164,894
BANK, 2022-BNK39 XA, IO	0.425%	2/15/55	60,722,194	1,758,837	(b)
BANK, 2022-BNK40 A4	3.394%	3/15/64	470,000	413,399	(b)
BANK, 2023-BNK45 A5	5.203%	2/15/56	1,590,000	1,592,168
Bear Stearns ALT-A Trust, 2007-1 1A1 (1 mo. USD LIBOR + 0.320%)	5.165%	1/25/47	83,405	64,518	(b)
Benchmark Mortgage Trust, 2021-B31 A5	2.669%	12/15/54	1,320,000	1,090,686
BPR Trust, 2021-TY C (1 mo. USD LIBOR + 1.700%)	6.384%	9/15/38	990,000	930,570	(a)(b)
BX Commercial Mortgage Trust, 2021-ACNT A (1 mo. USD LIBOR + 0.850%)	5.535%	11/15/38	1,620,000	1,559,626	(a)(b)
BX Commercial Mortgage Trust, 2021-XL2 J (1 mo. USD LIBOR + 3.890%)	8.574%	10/15/38	917,448	837,423	(a)(b)
BX Commercial Mortgage Trust, 2022-AHP A (1 mo. Term SOFR + 0.990%)	5.817%	1/17/39	1,270,000	1,219,330	(a)(b)

See Notes to Schedule of Investments.

18	Western Asset Short-Term Bond Fund 2023 Quarterly Report

WESTERN ASSET SHORT-TERM BOND FUND

Schedule of Investments (unaudited) (cont’d)	March 31, 2023

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS (d) - (continued)
BX Mortgage Trust, 2021-PAC A (1 mo. USD LIBOR + 0.689%)	5.374%	10/15/36	$330,000	$316,784	(a)(b)
BX Trust, 2019-OC11 A	3.202%	12/9/41	680,000	582,481	(a)
BX Trust, 2021-ARIA A (1 mo. USD LIBOR + 0.899%)	5.583%	10/15/36	1,650,000	1,585,846	(a)(b)
BX Trust, 2021-ARIA G (1 mo. USD LIBOR + 3.142%)	7.826%	10/15/36	990,000	875,082	(a)(b)
BX Trust, 2021-BXMF A (1 mo. USD LIBOR + 0.636%)	5.320%	10/15/26	1,640,000	1,571,752	(a)(b)
BX Trust, 2021-SDMF F (1 mo. USD LIBOR + 1.937%)	6.621%	9/15/34	1,170,000	1,074,935	(a)(b)
BX Trust, 2022-CLS A	5.760%	10/13/27	1,630,000	1,595,874	(a)
BX Trust, 2022-IND A (1 mo. Term SOFR + 1.491%)	6.318%	4/15/37	732,866	717,439	(a)(b)
BX Trust, 2022-LBA6 A (1 mo. Term SOFR + 1.000%)	5.827%	1/15/39	1,290,000	1,246,826	(a)(b)
BX Trust, 2022-PSB A (1 mo. Term SOFR + 2.451%)	7.278%	8/15/39	1,621,243	1,615,175	(a)(b)
BX Trust, 2023-LIFE A	5.045%	2/15/28	1,270,000	1,241,084	(a)
CD Mortgage Trust, 2016-CD2 A4	3.526%	11/10/49	960,000	898,138	(b)
CFK Trust, 2020-MF2 F	3.458%	3/15/39	1,270,000	972,021	(a)(b)
Chase Mortgage Finance Trust, 2007-A1 2A3	3.644%	2/25/37	6,658	6,012	(b)
Chevy Chase Funding LLC Mortgage-Backed Certificates, 2004-3A A2 (1 mo. USD LIBOR + 0.300%)	5.145%	8/25/35	1,234	1,100	(a)(b)
Chevy Chase Funding LLC Mortgage-Backed Certificates, 2004-4A A2 (1 mo. USD LIBOR + 0.580%)	5.425%	10/25/35	10,430	9,379	(a)(b)
Chevy Chase Funding LLC Mortgage-Backed Certificates, 2005-1A A2 (1 mo. USD LIBOR + 0.200%)	5.045%	1/25/36	2,417	2,114	(a)(b)
Citigroup Commercial Mortgage Trust, 2013- 375P A	3.251%	5/10/35	330,000	302,672	(a)
Citigroup Commercial Mortgage Trust, 2017-B1 A4	3.458%	8/15/50	930,000	860,575
Citigroup Mortgage Loan Trust, 2007-AR4 2A1A	4.524%	3/25/37	19,307	18,521	(b)
Countrywide Home Loans Reperforming REMIC Trust, 2006-R2 AF1 (1 mo. USD LIBOR + 0.420%)	5.265%	7/25/36	81,763	73,678	(a)(b)
CSMC Trust, 2014-11R 15A2	3.931%	1/27/36	594,627	536,268	(a)(b)

See Notes to Schedule of Investments.

Western Asset Short-Term Bond Fund 2023 Quarterly Report	19

WESTERN ASSET SHORT-TERM BOND FUND

Schedule of Investments (unaudited) (cont’d)	March 31, 2023

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS (d) - (continued)
CSMC Trust, 2019-UVIL A	3.160%	12/15/41	$1,730,000	$1,439,218	(a)
CSMC Trust, 2020-RPL4 A1	2.000%	1/25/60	298,174	261,170	(a)(b)
CSMC Trust, 2020-TMIC A (1 mo. USD LIBOR + 3.500%)	8.184%	12/15/35	1,350,000	1,338,285	(a)(b)
DSLA Mortgage Loan Trust, 2005-AR1 2A1A (1 mo. USD LIBOR + 0.500%)	5.261%	2/19/45	10,771	10,573	(b)
Ellington Financial Mortgage Trust, 2021-2 A1	0.931%	6/25/66	461,461	373,108	(a)(b)
Ellington Financial Mortgage Trust, 2022-1 A1	2.206%	1/25/67	1,147,500	968,012	(a)(b)
Extended Stay America Trust, 2021-ESH A (1 mo. USD LIBOR + 1.080%)	5.765%	7/15/38	1,386,193	1,345,697	(a)(b)
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 2525 AM	4.500%	4/15/32	56,412	56,129
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 3877 FA, PAC (1 mo. USD LIBOR + 0.350%)	5.034%	11/15/40	5,019	5,015	(b)
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 5200 KQ, PAC	3.000%	9/25/49	86,951	80,522
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, Structured Agency Credit Risk Debt Notes, 2020-DNA1 B1 (1 mo. USD LIBOR + 2.300%)	7.145%	1/25/50	230,000	222,675	(a)(b)
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, Structured Agency Credit Risk Debt Notes, 2020-DNA2 M2 (1 mo. USD LIBOR + 1.850%)	6.695%	2/25/50	158,251	157,353	(a)(b)
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, Structured Agency Credit Risk Debt Notes, 2020-DNA6 M2 (30 Day Average SOFR + 2.000%)	6.560%	12/25/50	1,089,945	1,091,238	(a)(b)
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, Structured Agency Credit Risk Debt Notes, 2021-DNA1 M2 (30 Day Average SOFR + 1.800%)	6.360%	1/25/51	183,749	181,326	(a)(b)
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, Structured Agency Credit Risk Debt Notes, 2022-DNA3 M1A (30 Day Average SOFR + 2.000%)	6.560%	4/25/42	366,659	366,821	(a)(b)
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, Structured Agency Credit Risk Debt Notes, 2022-DNA3 M1B (30 Day Average SOFR + 2.900%)	7.460%	4/25/42	590,000	586,349	(a)(b)

See Notes to Schedule of Investments.

20	Western Asset Short-Term Bond Fund 2023 Quarterly Report

WESTERN ASSET SHORT-TERM BOND FUND

Schedule of Investments (unaudited) (cont’d)	March 31, 2023

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS (d) - (continued)
Federal Home Loan Mortgage Corp. (FHLMC) Seasoned Credit Risk Transfer Trust, 2018-1 M	4.750%	5/25/57	$650,155	$590,319	(a)(b)
Federal Home Loan Mortgage Corp. (FHLMC) Seasoned Credit Risk Transfer Trust, 2019-1 M	4.750%	7/25/58	1,040,000	926,341	(a)(b)
Federal Home Loan Mortgage Corp. (FHLMC) Seasoned Credit Risk Transfer Trust, 2020-2 M	4.250%	11/25/59	950,000	820,956	(a)(b)
Federal National Mortgage Association (FNMA) - CAS, 2014-C04 1M2 (1 mo. USD LIBOR + 4.900%)	9.745%	11/25/24	124,268	129,527	(a)(b)
Federal National Mortgage Association (FNMA) - CAS, 2017-C07 1B1 (1 mo. USD LIBOR + 4.000%)	8.845%	5/25/30	370,000	387,664	(a)(b)
Federal National Mortgage Association (FNMA) - CAS, 2018-C01 1B1 (1 mo. USD LIBOR + 3.550%)	8.395%	7/25/30	410,000	423,002	(a)(b)
Federal National Mortgage Association (FNMA) - CAS, 2018-C05 1B1 (1 mo. USD LIBOR + 4.250%)	9.095%	1/25/31	190,000	200,389	(a)(b)
Federal National Mortgage Association (FNMA) - CAS, 2019-R07 1M2 (1 mo. USD LIBOR + 2.100%)	6.945%	10/25/39	42,061	42,195	(a)(b)
Federal National Mortgage Association (FNMA) - CAS, 2020-R01 1M2 (1 mo. USD LIBOR + 2.050%)	6.895%	1/25/40	123,873	124,327	(a)(b)
Federal National Mortgage Association (FNMA) - CAS, 2022-R04 1M2 (30 Day Average SOFR + 3.100%)	7.660%	3/25/42	540,000	535,675	(a)(b)
Federal National Mortgage Association (FNMA) ACES, 2019-M19 A2	2.560%	9/25/29	193,902	176,989
Federal National Mortgage Association (FNMA) ACES, 2019-M28 AV	2.232%	2/25/27	43,271	40,686
Federal National Mortgage Association (FNMA) REMIC, 2018-74 AB	3.500%	10/25/48	177,644	168,200
Federal National Mortgage Association (FNMA) REMIC, 2022-57 BC	4.000%	9/25/52	95,131	92,142
Flagstar Mortgage Trust, 2018-2 A4	3.500%	4/25/48	13,829	13,477	(a)(b)
Freddie Mac Structured Pass-Through Certificates, T-51 1A	6.500%	9/25/43	39,602	40,179	(b)
Government National Mortgage Association (GNMA), 2010-H02 FA (1 mo. USD LIBOR + 0.680%)	5.315%	2/20/60	22,628	22,516	(b)

See Notes to Schedule of Investments.

Western Asset Short-Term Bond Fund 2023 Quarterly Report	21

WESTERN ASSET SHORT-TERM BOND FUND

Schedule of Investments (unaudited) (cont’d)	March 31, 2023

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS (d) - (continued)
Government National Mortgage Association (GNMA), 2010-H03 FA (1 mo. USD LIBOR + 0.550%)	5.185%	3/20/60	$196,811	$196,047	(b)
Government National Mortgage Association (GNMA), 2010-H10 FB (1 mo. USD LIBOR + 1.000%)	5.635%	5/20/60	292,733	293,449	(b)
Government National Mortgage Association (GNMA), 2010-H20 AF (1 mo. USD LIBOR + 0.330%)	4.896%	10/20/60	545,462	541,474	(b)
Government National Mortgage Association (GNMA), 2010-H26 LF (1 mo. USD LIBOR + 0.350%)	4.916%	8/20/58	490,221	486,808	(b)
Government National Mortgage Association (GNMA), 2011-H01 AF (1 mo. USD LIBOR + 0.450%)	5.016%	11/20/60	683,614	680,480	(b)
Government National Mortgage Association (GNMA), 2011-H03 FA (1 mo. USD LIBOR + 0.500%)	5.066%	1/20/61	58,249	57,968	(b)
Government National Mortgage Association (GNMA), 2011-H05 FB (1 mo. USD LIBOR + 0.500%)	5.066%	12/20/60	88,166	87,688	(b)
Government National Mortgage Association (GNMA), 2011-H06 FA (1 mo. USD LIBOR + 0.450%)	5.016%	2/20/61	117,339	116,660	(b)
Government National Mortgage Association (GNMA), 2011-H07 FA (1 mo. USD LIBOR + 0.500%)	5.066%	2/20/61	58,711	58,398	(b)
Government National Mortgage Association (GNMA), 2011-H19 FA (1 mo. USD LIBOR + 0.470%)	5.036%	8/20/61	238,497	237,278	(b)
Government National Mortgage Association (GNMA), 2012-H21 FA (1 mo. USD LIBOR + 0.500%)	5.066%	7/20/62	2,123,909	2,112,213	(b)
Government National Mortgage Association (GNMA), 2012-H23 SA (1 mo. USD LIBOR + 0.530%)	5.096%	10/20/62	93,639	93,349	(b)
Government National Mortgage Association (GNMA), 2012-H23 WA (1 mo. USD LIBOR + 0.520%)	5.086%	10/20/62	62,253	61,910	(b)
Government National Mortgage Association (GNMA), 2013-H02 FD (1 mo. USD LIBOR + 0.340%)	4.906%	12/20/62	663,001	657,687	(b)

See Notes to Schedule of Investments.

22	Western Asset Short-Term Bond Fund 2023 Quarterly Report

WESTERN ASSET SHORT-TERM BOND FUND

Schedule of Investments (unaudited) (cont’d)	March 31, 2023

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS (d) - (continued)
Government National Mortgage Association (GNMA), 2013-H08 BF (1 mo. USD LIBOR + 0.400%)	4.966%	3/20/63	$293,660	$290,758	(b)
Government National Mortgage Association (GNMA), 2013-H14 FC (1 mo. USD LIBOR + 0.470%)	5.036%	6/20/63	66,137	65,783	(b)
Government National Mortgage Association (GNMA), 2013-H14 FD (1 mo. USD LIBOR + 0.470%)	5.036%	6/20/63	29,972	29,801	(b)
Government National Mortgage Association (GNMA), 2013-H14 FG (1 mo. USD LIBOR + 0.470%)	5.036%	5/20/63	28,922	28,756	(b)
Government National Mortgage Association (GNMA), 2018-168 PA, PAC	4.000%	8/20/48	137,851	134,275
Government National Mortgage Association (GNMA), 2019-18 TP, PAC	3.500%	2/20/49	96,604	91,176
Government National Mortgage Association (GNMA), 2021-8 AQ	5.000%	1/20/51	77,339	80,231
Government National Mortgage Association (GNMA), 2021-29 AG	5.000%	2/20/51	77,527	78,852
Government National Mortgage Association (GNMA), 2021-H03 FA (30 Day Average SOFR + 0.380%)	15.000%	4/20/70	2,249,992	2,194,920	(b)
Government National Mortgage Association (GNMA), 2021-H16 FG (30 Day Average SOFR + 0.300%)	4.859%	9/20/71	2,427,238	2,388,214	(b)
Government National Mortgage Association (GNMA), 2022-H08 FA (30 Day Average SOFR + 0.750%)	3.597%	4/20/72	2,400,262	2,360,596	(b)
GS Mortgage Securities Corp. Trust, 2021-IP A (1 mo. USD LIBOR + 0.950%)	5.634%	10/15/36	990,000	935,915	(a)(b)
Hawaii Hotel Trust, 2019-MAUI F (1 mo. USD LIBOR + 2.750%)	7.434%	5/15/38	1,000,000	952,754	(a)(b)
Impac CMB Trust, 2007-A A (1 mo. USD LIBOR + 0.500%)	5.345%	5/25/37	39,870	36,415	(a)(b)
IMPAC Secured Assets Corp., 2006-3 A7 (1 mo. USD LIBOR + 0.540%)	5.385%	11/25/36	744,284	550,304	(b)
IndyMac INDX Mortgage Loan Trust, 2004- AR14 2A1A (1 mo. USD LIBOR + 0.720%)	5.565%	1/25/35	43,832	32,604	(b)
JPMDB Commercial Mortgage Securities Trust, 2017-C7 A5	3.409%	10/15/50	893,000	829,066

See Notes to Schedule of Investments.

Western Asset Short-Term Bond Fund 2023 Quarterly Report	23

WESTERN ASSET SHORT-TERM BOND FUND

Schedule of Investments (unaudited) (cont’d)	March 31, 2023

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS (d) - (continued)
JPMorgan Chase Commercial Mortgage Securities Trust, 2020-NNN GFX	4.688%	1/16/37	$1,350,000	$1,007,216	(a)(b)
JPMorgan Chase Commercial Mortgage Securities Trust, 2021-NYAH F (1 mo. USD LIBOR + 2.190%)	6.874%	6/15/38	1,320,000	1,180,031	(a)(b)
JPMorgan Resecuritization Trust, 2009-10 7A2	6.054%	2/26/37	1,657,374	720,580	(a)(b)
Luminent Mortgage Trust, 2006-7 2A2 (1 mo. USD LIBOR + 0.440%)	5.285%	12/25/36	17,897	18,035	(b)
MASTR Reperforming Loan Trust, 2005-1 1A3	7.000%	8/25/34	7,868	6,066	(a)
MBRT, 2019-MBR H1 (1 mo. USD LIBOR + 4.350%)	9.034%	11/15/36	625,000	604,839	(a)(b)
Med Trust, 2021-MDLN E (1 mo. USD LIBOR + 3.150%)	7.835%	11/15/38	977,097	920,019	(a)(b)
Merrill Lynch Mortgage Investors Trust, 2003-A2 2M1	3.941%	3/25/33	39,240	31,069	(b)
Merrill Lynch Mortgage Investors Trust, 2004-A1 2A1	3.821%	2/25/34	6,510	5,845	(b)
Merrill Lynch Mortgage Investors Trust, 2004-A1 2A2	3.821%	2/25/34	277,148	248,843	(b)
MHC Commercial Mortgage Trust, 2021-MHC A (1 mo. USD LIBOR + 0.801%)	5.485%	4/15/38	810,000	784,368	(a)(b)
Morgan Stanley Bank of America Merrill Lynch Trust, 2016-C32 ASB	3.514%	12/15/49	198,880	190,756
Morgan Stanley Capital I Trust, 2017-ASHF A (1 mo. USD LIBOR + 0.975%)	5.659%	11/15/34	299,326	292,402	(a)(b)
Morgan Stanley Capital I Trust, 2018-H4 XA, IO	0.831%	12/15/51	24,049,639	853,885	(b)
Morgan Stanley Capital I Trust, 2019-BPR A (1 mo. USD LIBOR + 1.650%)	6.334%	5/15/36	587,447	570,583	(a)(b)
MSC Trust, 2021-ILP A (1 mo. USD LIBOR + 0.778%)	5.463%	11/15/23	1,654,529	1,589,738	(a)(b)
New Residential Mortgage Loan Trust, 2017-2A B2	4.750%	3/25/57	320,022	298,143	(a)(b)
New Residential Mortgage Loan Trust, 2017-4A A1	4.000%	5/25/57	130,913	122,078	(a)(b)
New Residential Mortgage Loan Trust, 2019-6A A1B	3.500%	9/25/59	522,803	482,500	(a)(b)
New Residential Mortgage Loan Trust, 2022- NQM2 A1	3.079%	3/27/62	1,247,393	1,141,995	(a)(b)
OBX Trust, 2022-NQM1 A1	2.305%	11/25/61	1,062,461	912,980	(a)(b)
OPG Trust, 2021-PORT A (1 mo. USD LIBOR + 0.484%)	5.168%	10/15/36	904,694	863,626	(a)(b)

See Notes to Schedule of Investments.

24	Western Asset Short-Term Bond Fund 2023 Quarterly Report

WESTERN ASSET SHORT-TERM BOND FUND

Schedule of Investments (unaudited) (cont’d)	March 31, 2023

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS (d) - (continued)
PRKCM Trust, 2023-AFC1 A1	6.598%	2/25/58	$1,597,384	$1,602,304	(a)
Radnor RE Ltd., 2021-1 M1C (30 Day Average SOFR + 2.700%)	7.260%	12/27/33	1,320,000	1,305,825	(a)(b)
RAMP Trust, 2004-SL4 A5	7.500%	7/25/32	3,991	1,734
Residential Accredit Loans Inc., 2007-QS7 1A7 (1 mo. USD LIBOR + 0.550%)	5.395%	5/25/37	480,339	353,067	(b)
Sequoia Mortgage Trust, 2003-2 A2 (6 mo. USD LIBOR + 0.680%)	5.802%	6/20/33	81,537	76,225	(b)
SFO Commercial Mortgage Trust, 2021-555 D (1 mo. USD LIBOR + 2.400%)	7.084%	5/15/38	920,000	760,924	(a)(b)
SG Residential Mortgage Trust, 2022-1 A1	3.166%	3/27/62	1,368,555	1,235,343	(a)(b)
SMR Mortgage Trust, 2022-IND F (1 mo. Term SOFR + 6.000%)	10.827%	2/15/39	1,524,945	1,404,502	(a)(b)
SREIT Trust, 2021-MFP A (1 mo. USD LIBOR + 0.731%)	5.415%	11/15/38	1,650,000	1,582,799	(a)(b)
SREIT Trust, 2021-MFP2 A (1 mo. USD LIBOR + 0.822%)	5.506%	11/15/36	1,450,000	1,394,152	(a)(b)
SREIT Trust, 2021-PALM A (1 mo. USD LIBOR + 0.590%)	5.274%	10/15/34	1,650,000	1,574,563	(a)(b)
Structured Adjustable Rate Mortgage Loan Trust, 2004-2 4A1	4.967%	3/25/34	50,090	45,955	(b)
Structured Adjustable Rate Mortgage Loan Trust, 2005-4 1A1	4.328%	3/25/35	75,910	62,309	(b)
Structured Adjustable Rate Mortgage Loan Trust, 2005-12 3A1	4.121%	6/25/35	6,120	5,372	(b)
Structured Asset Securities Corp., 2005-RF3 2A	3.635%	6/25/35	99,766	87,043	(a)(b)
Structured Asset Securities Corp. Mortgage Pass-Through Certificates, 2002-3 B2	6.500%	3/25/32	263,166	300,345	(b)
STWD Trust, 2021-FLWR E (1 mo. USD LIBOR + 1.924%)	6.608%	7/15/36	2,200,000	2,024,668	(a)(b)
Tharaldson Hotel Portfolio Trust, 2018-THL D (1 mo. USD LIBOR + 2.300%)	7.010%	11/11/34	793,879	761,073	(a)(b)
Towd Point Mortgage Trust, 2015-2 1B3	3.531%	11/25/60	900,000	765,531	(a)(b)
Towd Point Mortgage Trust, 2019-4 B1B	3.500%	10/25/59	910,000	666,073	(a)(b)
UBS Commercial Mortgage Trust, 2017-C4 A4	3.563%	10/15/50	1,330,000	1,235,071
Wachovia Mortgage Loan Trust LLC, 2005-A 1A1	3.752%	8/20/35	3,009	2,785	(b)
WaMu Mortgage Pass-Through Certificates Trust, 2003-AR5 A7	3.233%	6/25/33	14,039	12,885	(b)
WaMu Mortgage Pass-Through Certificates Trust, 2005-AR4 A5	3.331%	4/25/35	10,057	9,073	(b)

See Notes to Schedule of Investments.

Western Asset Short-Term Bond Fund 2023 Quarterly Report	25

WESTERN ASSET SHORT-TERM BOND FUND

Schedule of Investments (unaudited) (cont’d)	March 31, 2023

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS (d) - (continued)
WaMu Mortgage Pass-Through Certificates Trust, 2005-AR19 A1B2 (1 mo. USD LIBOR + 0.820%)	5.665%	12/25/45	$20,916	$18,904	(b)
WaMu Mortgage Pass-Through Certificates Trust, 2006-AR13 2A (Cost of Funds for the 11th District of San Francisco + 1.500%)	4.638%	10/25/46	350,692	308,081	(b)
WMRK Commercial Mortgage Trust, 2022- WMRK A (1 mo. Term SOFR + 2.789%)	7.616%	11/15/27	2,070,000	2,055,141	(a)(b)

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost - $96,096,677)				89,958,740

U.S. GOVERNMENT & AGENCY OBLIGATIONS - 10.7%
U.S. Government Agencies - 0.1%
Federal National Mortgage Association (FNMA), Notes	0.375%	8/25/25	1,010,000	924,906

U.S. Government Obligations - 10.6%
Federal Farm Credit Banks Funding Corp., Bonds	3.375%	8/26/24	830,000	820,108
U.S. Treasury Notes	0.125%	5/31/23	9,340,000	9,271,952
U.S. Treasury Notes	0.250%	6/15/24	19,260,000	18,321,451
U.S. Treasury Notes	3.000%	6/30/24	17,450,000	17,142,921
U.S. Treasury Notes	0.250%	5/31/25	20,000	18,460
U.S. Treasury Notes	0.250%	7/31/25	4,545,000	4,175,275
U.S. Treasury Notes	2.750%	7/31/27	9,400,000	9,054,844
U.S. Treasury Notes	4.125%	10/31/27	9,210,000	9,388,444
U.S. Treasury Notes	3.500%	1/31/28	12,820,000	12,754,898
U.S. Treasury Notes	4.000%	2/29/28	2,670,000	2,718,498

Total U.S. Government Obligations				83,666,851

TOTAL U.S. GOVERNMENT & AGENCY OBLIGATIONS (Cost - $86,200,582)				84,591,757

MORTGAGE-BACKED SECURITIES - 4.1%
FHLMC - 1.0%
Federal Home Loan Mortgage Corp. (FHLMC)	3.500%	4/1/33	68,276	66,558
Federal Home Loan Mortgage Corp. (FHLMC)	3.000%	6/1/35-11/1/35	3,392,226	3,189,162
Federal Home Loan Mortgage Corp. (FHLMC)	2.500%	2/1/51	67,405	58,437
Federal Home Loan Mortgage Corp. (FHLMC)	5.000%	7/1/52	478,271	479,031
Federal Home Loan Mortgage Corp. (FHLMC) (12 mo. USD LIBOR + 1.495%)	3.122%	6/1/43	100,071	99,880	(b)
Federal Home Loan Mortgage Corp. (FHLMC) (30 Day Average SOFR + 2.184%)	1.778%	8/1/51	4,285,421	3,869,274	(b)

See Notes to Schedule of Investments.

26	Western Asset Short-Term Bond Fund 2023 Quarterly Report

WESTERN ASSET SHORT-TERM BOND FUND

Schedule of Investments (unaudited) (cont’d)	March 31, 2023

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
FHLMC - (continued)
Federal Home Loan Mortgage Corp. (FHLMC) Gold	7.000%	4/1/32	$24,449	$25,734
Federal Home Loan Mortgage Corp. (FHLMC) Gold	3.000%	2/1/38-4/1/38	58,366	54,822

Total FHLMC				7,842,898

FNMA - 2.6%
Federal National Mortgage Association (FNMA)	7.000%	2/1/27-8/1/32	58,724	59,544
Federal National Mortgage Association (FNMA)	2.500%	2/1/35-10/1/51	5,452,693	4,927,197
Federal National Mortgage Association (FNMA)	3.000%	2/1/36-3/1/40	3,024,818	2,841,825
Federal National Mortgage Association (FNMA)	4.500%	11/1/38	2,959,553	2,960,798
Federal National Mortgage Association (FNMA)	2.000%	7/1/51-11/1/51	366,749	305,259
Federal National Mortgage Association (FNMA)	5.500%	8/1/52	6,056,775	6,145,288
Federal National Mortgage Association (FNMA)	4.000%	2/1/56-6/1/57	361,964	353,224
Federal National Mortgage Association (FNMA) (1 year Treasury Constant Maturity Rate + 2.375%)	4.445%	9/1/37	359,848	368,963	(b)
Federal National Mortgage Association (FNMA) (30 Day Average SOFR + 2.120%)	1.923%	11/1/51	2,503,929	2,278,001	(b)

Total FNMA				20,240,099

GNMA - 0.5%
Government National Mortgage Association (GNMA)	6.000%	11/15/28	4,061	4,140
Government National Mortgage Association (GNMA)	6.500%	8/15/34	52,204	53,841
Government National Mortgage Association (GNMA)	7.000%	3/15/36	18,209	19,352
Government National Mortgage Association (GNMA)	3.000%	9/15/42-11/15/42	183,464	170,115
Government National Mortgage Association (GNMA)	3.500%	6/15/48-5/15/50	163,531	158,629
Government National Mortgage Association (GNMA) II	3.500%	6/20/44-10/20/49	91,684	87,026
Government National Mortgage Association (GNMA) II	4.000%	2/20/48-4/20/48	12,410	12,129

See Notes to Schedule of Investments.

Western Asset Short-Term Bond Fund 2023 Quarterly Report	27

WESTERN ASSET SHORT-TERM BOND FUND

Schedule of Investments (unaudited) (cont’d)	March 31, 2023

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
GNMA - (continued)
Government National Mortgage Association (GNMA) II	5.000%	5/20/48-4/20/49	$90,936	$92,315
Government National Mortgage Association (GNMA) II	4.500%	8/20/48-1/20/49	207,605	207,128
Government National Mortgage Association (GNMA) II	2.500%	12/20/50-2/20/53	1,679,202	1,478,647
Government National Mortgage Association (GNMA) II	4.000%	4/1/52	1,000,000	962,816	(e)
Government National Mortgage Association (GNMA) II	4.500%	4/1/52	200,000	197,006	(e)
Government National Mortgage Association (GNMA) II (1 mo. USD LIBOR + 1.101%)	5.491%	7/20/60	16,058	16,100	(b)
Government National Mortgage Association (GNMA) II (1 mo. USD LIBOR + 2.071%)	6.458%	8/20/60	327,901	335,484	(b)
Government National Mortgage Association (GNMA) II (1 year Treasury Constant Maturity Rate + 1.180%)	5.819%	7/20/60	37,923	37,999	(b)
Government National Mortgage Association (GNMA) II (1 year Treasury Constant Maturity Rate + 1.440%)	6.080%	2/20/60	192,756	193,726	(b)

Total GNMA				4,026,453

TOTAL MORTGAGE-BACKED SECURITIES (Cost - $33,707,353)				32,109,450

SENIOR LOANS - 1.1%
COMMUNICATION SERVICES - 0.3%
Media - 0.3%
Charter Communications Operating LLC, Term Loan B1 (1 mo. Term SOFR + 1.750%)	6.557%	4/30/25	493,501	493,810	(b)(f)(g)
Charter Communications Operating LLC, Term Loan B2 (1 mo. Term SOFR + 1.750%)	6.557%	2/1/27	493,606	489,827	(b)(f)(g)
Nexstar Media Inc., Term Loan B4 (1 mo. USD LIBOR + 2.500%)	7.340%	9/18/26	442,828	442,385	(b)(f)(g)
Virgin Media Bristol LLC, Term Loan Facility N (1 mo. USD LIBOR + 2.500%)	7.184%	1/31/28	750,000	739,500	(b)(f)(g)

TOTAL COMMUNICATION SERVICES				2,165,522

CONSUMER DISCRETIONARY - 0.2%
Automobile Components - 0.1%
Clarios Global LP, First Lien Amendment No. 1 Dollar Term Loan (1 mo. USD LIBOR + 3.250%)	8.090%	4/30/26	750,000	747,499	(b)(f)(g)

See Notes to Schedule of Investments.

28	Western Asset Short-Term Bond Fund 2023 Quarterly Report

WESTERN ASSET SHORT-TERM BOND FUND

Schedule of Investments (unaudited) (cont’d)	March 31, 2023

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Diversified Consumer Services - 0.0%††
Prime Security Services Borrower LLC, 2021 Refinancing Term Loan B1 (3 mo. USD LIBOR + 2.750%)	7.517%	9/23/26	$493,703	$492,804	(b)(f)(g)

Specialty Retail - 0.1%
Rent-A-Center Inc., Term Loan B2 (3 mo. USD LIBOR + 3.250%)	8.125%	2/17/28	704,530	699,246	(b)(f)(g)(h)

TOTAL CONSUMER DISCRETIONARY				1,939,549

ENERGY - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
Pilot Travel Centers LLC, Initial Term Loan B (1 mo. Term SOFR + 2.000%)	6.807%	8/4/28	738,721	737,182	(b)(f)(g)

FINANCIALS - 0.3%
Financial Services - 0.2%
Hudson River Trading LLC, Term Loan (1 mo. Term SOFR + 3.114%)	7.922%	3/20/28	740,554	694,269	(b)(f)(g)
Setanta Aircraft Leasing DAC, Term Loan (3 mo. USD LIBOR + 2.000%)	7.159%	11/5/28	750,000	750,844	(b)(f)(g)
VFH Parent LLC, Initial Term Loan (1 mo. Term SOFR + 3.100%)	7.859%	1/13/29	495,000	478,836	(b)(f)(g)

Total Financial Services				1,923,949

Insurance - 0.1%
Asurion LLC, New Term Loan B9 (1 mo. USD LIBOR + 3.250%)	8.090%	7/31/27	493,703	454,207	(b)(f)(g)

TOTAL FINANCIALS				2,378,156

INDUSTRIALS - 0.2%
Commercial Services & Supplies - 0.1%
APi Group DE Inc., Initial Term Loan (1 mo. USD LIBOR + 2.500%)	7.340%	10/1/26	675,840	676,262	(b)(f)(g)

Ground Transportation - 0.1%
Genesee & Wyoming Inc., Initial Term Loan (3 mo. Term SOFR + 2.100%)	6.998%	12/30/26	740,458	736,756	(b)(f)(g)

TOTAL INDUSTRIALS				1,413,018

TOTAL SENIOR LOANS (Cost - $8,771,089)				8,633,427

SOVEREIGN BONDS - 0.2%
Qatar - 0.1%
Qatar Government International Bond, Senior Notes	3.875%	4/23/23	740,000	739,589	(i)

See Notes to Schedule of Investments.

Western Asset Short-Term Bond Fund 2023 Quarterly Report	29

WESTERN ASSET SHORT-TERM BOND FUND

Schedule of Investments (unaudited) (cont’d)	March 31, 2023

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Supranational - 0.1%
Asian Development Bank, Senior Notes	1.500%	1/20/27	$830,000	$763,402

TOTAL SOVEREIGN BONDS (Cost - $1,566,400)				1,502,991

	EXPIRATION DATE	CONTRACTS	NOTIONAL AMOUNT
PURCHASED OPTIONS - 0.0%††
EXCHANGE-TRADED PURCHASED OPTIONS - 0.0%††
SOFR 1-Year Mid-Curve Futures, Put @ $95.875	12/15/23	137	342,500	70,213
SOFR 1-Year Mid-Curve Futures, Put @ $96.000	12/15/23	323	807,500	193,800

TOTAL PURCHASED OPTIONS (Cost - $420,541)				264,013

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $762,110,094)				731,580,177

	RATE	MATURITY DATE	FACE AMOUNT
SHORT-TERM INVESTMENTS - 6.2%
U.S. GOVERNMENT AGENCIES - 0.1%
Federal Home Loan Bank (FHLB), Discount Notes (Cost - $667,101)	4.294%	5/4/23	670,000	667,381	(j)

			SHARES
MONEY MARKET FUNDS - 6.1%
Western Asset Premier Institutional Government Reserves, Premium Shares (Cost - $49,062,018)	4.756%		49,062,018	49,062,018	(k)(l)

TOTAL SHORT-TERM INVESTMENTS (Cost - $49,729,119)				49,729,399

TOTAL INVESTMENTS - 98.4% (Cost - $811,839,213)				781,309,576

Other Assets in Excess of Liabilities - 1.6%				12,442,859

TOTAL NET ASSETS - 100.0%				$793,752,435

See Notes to Schedule of Investments.

30	Western Asset Short-Term Bond Fund 2023 Quarterly Report

WESTERN ASSET SHORT-TERM BOND FUND

Schedule of Investments (unaudited) (cont’d)	March 31, 2023

††	Represents less than 0.1%.

(a)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees.

(b)

Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

(c)	Security has no maturity date. The date shown represents the next call date.

(d)

Collateralized mortgage obligations are secured by an underlying pool of mortgages or mortgage pass-through certificates that are structured to direct payments on underlying collateral to different series or classes of the obligations. The interest rate may change positively or inversely in relation to one or more interest rates, financial indices or other financial indicators and may be subject to an upper and/or lower limit.

(e)	This security is traded on a to-be-announced (“TBA”) basis. At March 31, 2023, the Fund held TBA securities with a total cost of $1,148,320.

(f)	Interest rates disclosed represent the effective rates on senior loans. Ranges in interest rates are attributable to multiple contracts under the same loan.

(g)	Senior loans may be considered restricted in that the Fund ordinarily is contractually obligated to receive approval from the agent bank and/or borrower prior to the disposition of a senior loan.

(h)	Security is valued using significant unobservable inputs (Note 1).

(i)

Security is exempt from registration under Regulation S of the Securities Act of 1933. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees.

(j)	Rate shown represents yield-to-maturity.

(k)	Rate shown is one-day yield as of the end of the reporting period.

(l)

In this instance, as defined in the Investment Company Act of 1940, an “Affiliated Company” represents Fund ownership of at least 5% of the outstanding voting securities of an issuer, or a company which is under common ownership or control with the Fund. At March 31, 2023, the total market value of investments in Affiliated Companies was $49,062,018 and the cost was $49,062,018 (Note 2).

Abbreviation(s) used in this schedule:

ACES	— Alternative Credit Enhancement Securities
CAS	— Connecticut Avenue Securities
CDO	— Collateralized Debt Obligation
CLO	— Collateralized Loan Obligation
IO	— Interest Only
LIBOR	— London Interbank Offered Rate
PAC	— Planned Amortization Class
REMIC	— Real Estate Mortgage Investment Conduit
SOFR	— Secured Overnight Financing Rate
USD	— United States Dollar

See Notes to Schedule of Investments.

Western Asset Short-Term Bond Fund 2023 Quarterly Report	31

WESTERN ASSET SHORT-TERM BOND FUND

Schedule of Investments (unaudited) (cont’d)	March 31, 2023

At March 31, 2023, the Fund had the following written options contracts:

EXCHANGE-TRADED WRITTEN OPTIONS
SECURITY	EXPIRATION DATE	STRIKE PRICE	CONTRACTS	NOTIONAL AMOUNT	VALUE
SOFR 1-Year Mid-Curve Futures, Put	12/15/23	$95.250	274	$685,000	$(59,937)
SOFR 1-Year Mid-Curve Futures, Put	12/15/23	95.375	646	1,615,000	(169,575)

TOTAL EXCHANGE-TRADED WRITTEN OPTIONS (Premiums received — $378,668)					$(229,512)

Abbreviation(s) used in this schedule:

SOFR —	Secured Overnight Financing Rate

At March 31, 2023, the Fund had the following open futures contracts:

	Number of Contracts	Expiration Date	Notional Amount	Market Value	Unrealized Appreciation (Depreciation)
Contracts to Buy:
3-Month SOFR	3	9/23	$724,131	$713,437	$(10,694)
3-Month SOFR	84	3/26	20,240,969	20,383,650	142,681
90-Day Eurodollar	68	6/23	16,411,474	16,112,601	(298,873)
U.S. Treasury 2-Year Notes	1,075	6/23	219,499,438	221,937,111	2,437,673
U.S. Treasury 5-Year Notes	327	6/23	35,256,534	35,809,054	552,520

					2,823,307

Contracts to Sell:
3-Month SOFR	185	3/24	44,347,994	44,261,250	86,744
3-Month SOFR	152	3/25	36,539,368	36,812,500	(273,132)
U.S. Treasury 10-Year Notes	192	6/23	21,756,812	22,065,001	(308,189)
U.S. Treasury Long-Term Bonds	22	6/23	2,767,360	2,885,438	(118,078)
U.S. Treasury Ultra Long- Term Bonds	6	6/23	817,779	846,750	(28,971)
					(641,626)

Net unrealized appreciation on open futures contracts					$2,181,681

Abbreviation(s) used in this table:

SOFR	— Secured Overnight Financing Rate

See Notes to Schedule of Investments.

32	Western Asset Short-Term Bond Fund 2023 Quarterly Report

WESTERN ASSET SHORT-TERM BOND FUND

Schedule of Investments (unaudited) (cont’d)	March 31, 2023

At March 31, 2023, the Fund had the following open swap contracts:

CENTRALLY CLEARED INTEREST RATE SWAPS
	NOTIONAL AMOUNT	TERMINATION DATE	PAYMENTS MADE BY THE FUND†	PAYMENTS RECEIVED BY THE FUND†	MARKET VALUE	UPFRONT PREMIUMS PAID (RECEIVED)	UNREALIZED APPRECIATION (DEPRECIATION)
	$25,291,000	9/30/24	Daily SOFR Compound annually	3.500% annually	$(325,618)	$10,829	$(336,447)
	19,216,000	10/14/24	Daily SOFR Compound annually	2.770% annually	(457,439)	321	(457,760)
	7,993,000	10/14/27	2.600% annually	Daily SOFR Compound annually	275,971	2,613	273,358
	2,133,000	8/15/28	1.130% annually	Daily SOFR Compound annually	230,775	11,783	218,992
	122,000	8/15/28	1.220% annually	Daily SOFR Compound annually	12,665	(179)	12,844
	4,801,000	4/30/29	3.270% annually	Daily SOFR Compound annually	7,608	(84,053)	91,661
	20,099,000	9/30/29	3.250% annually	Daily SOFR Compound annually	25,836	8,859	16,977
	9,583,000	12/31/29	Daily SOFR Compound annually	3.250% annually	35,372	(44,711)	80,083
			Daily SOFR Compound	3.400%
	3,303,000	12/31/29	annually	annually	40,734	(692)	41,426

Total	$92,541,000				$(154,096)	$(95,230)	$(58,866)

CENTRALLY CLEARED CREDIT DEFAULT SWAPS ON CREDIT INDICES - SELL PROTECTION[1]
REFERENCE ENTITY	NOTIONAL AMOUNT[2]	TERMINATION DATE	PERIODIC PAYMENTS RECEIVED BY THE FUND†	MARKET VALUE[3]	UPFRONT PREMIUMS PAID (RECEIVED)	UNREALIZED APPRECIATION
Markit CDX.NA.IG.40 Index	$15,309,000	6/20/28	1.000% quarterly	$175,091	$103,464	$71,627

See Notes to Schedule of Investments.

Western Asset Short-Term Bond Fund 2023 Quarterly Report	33

WESTERN ASSET SHORT-TERM BOND FUND

Schedule of Investments (unaudited) (cont’d)	March 31, 2023

1

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

2

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

3

The quoted market prices and resulting values for credit default swap agreements on asset-backed securities and credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected loss (or profit) for the credit derivative had the notional amount of the swap agreement been closed/sold as of the period end. Decreasing market values (sell protection) or increasing market values (buy protection) when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

†	Percentage shown is an annual percentage rate.

Abbreviation(s) used in this table:

SOFR	— Secured Overnight Financing Rate

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s investments as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

See Notes to Schedule of Investments.

34	Western Asset Short-Term Bond Fund 2023 Quarterly Report

Notes to Schedule of Investments (unaudited)

1. Organization and significant accounting policies

Western Asset Short-Term Bond Fund (the “Fund”) is a separate diversified investment series of Legg Mason Partners Income Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The Fund follows the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services –Investment Companies (“ASC 946”). The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”), including, but not limited to, ASC 946.

(a) Investment valuation. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services typically use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees.

Pursuant to policies adopted by the Board of Trustees, the Fund’s manager has been designated as the valuation designee and is responsible for the oversight of the daily valuation process. The Fund’s manager is assisted by the Global Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Fund’s manager and the Board of Trustees. When determining the reliability of third

35

Notes to Schedule of Investments (unaudited) (continued)

party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Trustees quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 – unadjusted quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

36

Notes to Schedule of Investments (unaudited) (continued)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Long-Term Investments†:
Corporate Bonds & Notes	—	$408,850,395	—	$408,850,395
Asset-Backed Securities	—	105,669,404	—	105,669,404
Collateralized Mortgage Obligations	—	89,958,740	—	89,958,740
U.S. Government & Agency Obligations	—	84,591,757	—	84,591,757
Mortgage-Backed Securities	—	32,109,450	—	32,109,450
Senior Loans:
Consumer Discretionary	—	1,240,303	$699,246	1,939,549
Other Senior Loans	—	6,693,878	—	6,693,878
Sovereign Bonds	—	1,502,991	—	1,502,991
Purchased Options	$264,013	—	—	264,013

Total Long-Term Investments	264,013	730,616,918	699,246	731,580,177

Short-Term Investments†:
U.S. Government Agencies	—	667,381	—	667,381
Money Market Funds	49,062,018	—	—	49,062,018

Total Short-Term Investments	49,062,018	667,381	—	49,729,399

Total Investments	$49,326,031	$731,284,299	$699,246	$781,309,576

Other Financial Instruments:
Futures Contracts††	$3,219,618	—	—	$3,219,618
Centrally Cleared Interest Rate Swaps††	—	$735,341	—	735,341
Centrally Cleared Credit Default Swaps on Credit Indices — Sell Protection††	—	71,627	—	71,627

Total Other Financial Instruments	$3,219,618	$806,968	—	$4,026,586

Total	$52,545,649	$732,091,267	$699,246	$785,336,162

37

Notes to Schedule of Investments (unaudited) (continued)

LIABILITIES
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Other Financial Instruments:
Written Options	$229,512	—	—	$229,512
Futures Contracts††	1,037,937	—	—	1,037,937
Centrally Cleared Interest Rate Swaps††	—	$794,207	—	794,207

Total	$1,267,449	$794,207	—	$2,061,656

†	See Schedule of Investments for additional detailed categorizations.

††	Reflects the unrealized appreciation (depreciation) of the instruments.

2. Transactions with affiliated company

As defined by the 1940 Act, an affiliated company is one in which the Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control with the Fund. The following company was considered an affiliated company for all or some portion of the period ended March 31, 2023. The following transactions were effected in such company for the period ended March 31, 2023.

	Affiliate Value at December 31, 2022	Purchased		Sold
		Cost	Shares	Proceeds	Shares
Western Asset Premier Institutional Government Reserves, Premium Shares	$23,437,784	$82,582,472	82,582,472	$56,958,238	56,958,238

(cont’d)	Realized Gain (Loss)	Dividend Income	Net Increase (Decrease) in Unrealized Appreciation (Depreciation)	Affiliate Value at March 31, 2023
Western Asset Premier Institutional Government Reserves, Premium Shares	—	$331,186	—	$49,062,018

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